UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02119

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02119

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2015

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.4%
Airport Revenue - 2.6%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/30	$1,000,000	$1,133,210
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	100,000	115,673
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	70,000	78,040
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	45,000	49,655

		$1,376,578
General Obligations - General Purpose - 12.0%
Auburn, AL, “H”, 5.625%, 12/01/33 (Prerefunded 12/01/18)	$1,000,000	$1,131,680
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	145,000	148,476
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	80,000	79,606
Enterprise, AL, 5%, 2/01/29 (Prerefunded 2/01/17)	250,000	261,712
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	260,000	314,683
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	60,000	73,185
Huntsville, AL, School Warrants, “C”, 5%, 11/01/30	1,000,000	1,200,440
Jasper, AL, Warrants, 5%, 3/01/32	500,000	569,220
Madison, AL, Refunding Warrants, 5.15%, 2/01/39	1,000,000	1,102,790
Montgomery County, AL, Unrefunded Balance, Warrants, N, 5%, 3/01/28	95,000	99,019
Montgomery County, AL, Warrants, Y, 5%, 3/01/28 (Prerefunded 3/01/17)	405,000	425,331
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	100,000	101,653
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	75,000	76,047
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	110,000	110,848
State of California, 6%, 11/01/39	550,000	652,019

		$6,346,709
General Obligations - Schools - 11.1%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/29	$200,000	$240,964
Jefferson County, AL, School Warrants, 5.5%, 2/15/20	1,750,000	1,756,633
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/29	880,000	935,986
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 9/01/34	1,000,000	1,089,810
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/36	570,000	251,233
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/31	500,000	555,780
Sumter County, AL, School Warrants, 5.2%, 2/01/39	1,000,000	1,037,680

		$5,868,086
Healthcare Revenue - Hospitals - 21.7%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/25	$1,500,000	$1,506,090
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/39	750,000	774,653
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	250,000	252,507
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/31	750,000	860,310
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 6%, 6/01/39 (Prerefunded 6/01/19)	750,000	871,702
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	300,000	326,577
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/33	500,000	564,420
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/36 (Put Date 9/01/18)	1,000,000	1,079,880
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	435,000	494,943
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/21	875,000	877,774
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/30 (Prerefunded 6/01/20)	1,000,000	1,160,560
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	255,000	308,155
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	265,000	270,531
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/30	500,000	553,665
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	370,000	414,126
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	65,000	66,178
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	50,000	54,784

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$85,000	$95,161
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/25	500,000	548,455
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	340,000	348,769

		$11,429,240
Healthcare Revenue - Long Term Care - 2.0%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/45	$250,000	$251,833
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	750,000	815,062

		$1,066,895
Industrial Revenue - Paper - 1.2%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	$250,000	$289,272
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	300,000	333,201

		$622,473
Miscellaneous Revenue - Other - 1.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$65,000	$69,807
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	95,000	101,643
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	260,000	268,429
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	495,000	571,864

		$1,011,743
Port Revenue - 1.1%
Alabama Port Authority Docks Facility, 6%, 10/01/40	$500,000	$581,425

Sales & Excise Tax Revenue - 2.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$325,000	$365,670
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	515,000	663,454

		$1,029,124
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$190,000	$231,754

Single Family Housing - State - 0.7%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/33	$345,000	$359,238

State & Local Agencies - 13.6%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/29	$1,000,000	$1,108,520
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/30	280,000	325,310
Alabama Public School & College Authority Rev., “A”, 5%, 2/01/26	500,000	607,820
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/29 (Prerefunded 5/01/19)	1,000,000	1,126,010
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/25	800,000	954,016
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/27	500,000	608,430
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/32	500,000	553,570
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/30	385,000	432,879
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	35,000	40,611
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	145,000	167,347
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/27	1,050,000	1,247,358

		$7,171,871
Tax - Other - 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$95,000	$105,311
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	30,000	33,303
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	65,000	63,451
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	200,000	193,198
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	65,000	70,320

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	$65,000	$71,638
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	400,000	434,232
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	235,000	258,589

		$1,230,042
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$110,000	$126,762
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	180,000	199,334

		$326,096
Transportation - Special Tax - 0.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	$115,000	$113,350

Universities - Colleges - 10.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/34	$1,300,000	$1,431,677
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/39	1,000,000	1,097,680
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/38	1,000,000	1,093,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	10,000	9,702
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	45,000	41,414
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/28	500,000	589,470
University of South Alabama, University Rev., AMBAC, 5%, 12/01/29	1,000,000	1,035,080
University of South Alabama, University Rev., BHAC, 5%, 8/01/38	150,000	162,702

		$5,461,125
Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$70,000	$71,686

Utilities - Municipal Owned - 3.7%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/37	$1,000,000	$1,120,450
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	265,000	314,727
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	230,000	254,302
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	130,000	151,317
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,460
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	50,000	46,422
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,680
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	30,000	28,326

		$1,929,684
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$295,000	$329,500

Water & Sewer Utility Revenue - 11.3%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/36	$1,000,000	$1,157,610
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/39	1,000,000	1,049,240
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	280,000	313,432
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	470,000	517,179
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/30	500,000	588,280
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/30	75,000	83,929
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/35	1,000,000	1,144,210
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	50,720
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	49,961
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	300,000	333,720
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,924

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	$10,000	$11,212
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	22,283
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	22,267
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/32	500,000	576,645

		$5,937,612
Total Municipal Bonds		$52,494,231

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	321,317	$321,317
Total Investments		$52,815,548

Other Assets, Less Liabilities - (0.0)%		(23,659)
Net Assets - 100.0%		$52,791,889

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,494,231	$—	$52,494,231
Mutual Funds	321,317	—	—	321,317
Total Investments	$321,317	$52,494,231	$—	$52,815,548

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,662,213
Gross unrealized appreciation	4,161,073
Gross unrealized depreciation	(7,738)
Net unrealized appreciation (depreciation)	$4,153,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	421,150	8,233,043	(8,332,876)	321,317

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$667	$321,317

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Alabama	81.9%
Guam	2.3%
California	2.1%
Puerto Rico	2.0%
New York	1.9%
U.S. Virgin Islands	1.6%
Massachusetts	1.3%
Illinois	1.0%
Florida	1.0%
New Hampshire	0.8%
Colorado	0.7%
Texas	0.7%
Wisconsin	0.7%
Tennessee	0.6%
Virginia	0.6%
Kentucky	0.5%
Indiana	0.3%
Michigan	0.3%
New Jersey	0.2%
South Dakota	0.2%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

6

QUARTERLY REPORT

December 31, 2015

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.4%
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$235,000	$261,990
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	160,000	176,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	95,000	105,217
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	105,000	118,342
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	86,634
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	125,000	134,585

		$883,318
General Obligations - General Purpose - 4.9%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/17	$1,840,000	$1,818,490
Arkansas Four-Lane Highway Construction & Improvement, 4%, 6/15/20	2,000,000	2,239,980
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	475,000	486,386
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	240,000	238,817
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	255,000	275,831
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	515,000	623,315
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	65,000	79,284
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	555,000	564,174
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	400,000	405,584
State of California, 6%, 11/01/39	1,160,000	1,375,168

		$8,107,029
General Obligations - Schools - 6.4%
Arkansas Higher Education, 4%, 6/01/29	$2,000,000	$2,240,520
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/24	3,185,000	3,361,672
Crittenden County, AR, Community College District, 4.6%, 2/01/35	285,000	285,416
Crittenden County, AR, Community College District, 4.7%, 2/01/40	625,000	625,956
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/22	1,635,000	1,876,588
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/37	2,000,000	2,085,140

		$10,475,292
Healthcare Revenue - Hospitals - 11.0%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/29	$1,000,000	$1,173,240
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/33	1,645,000	1,850,526
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/32	540,000	565,321
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	420,000	477,876
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	510,000	616,310
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/28	1,000,000	1,107,520
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/32	1,085,000	1,191,851
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/26	2,150,000	2,396,670
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	510,000	583,272
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	545,000	625,889
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	395,000	454,246
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	470,000	479,809
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	355,000	397,337
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	490,000	543,351
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 3/01/20	1,000,000	1,086,590
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/43	750,000	826,358
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/34	750,000	835,905
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/39	1,925,000	2,141,081

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	$675,000	$692,408

		$18,045,560
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$122,439

Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/34	$2,525,000	$2,974,273

Miscellaneous Revenue - Other - 1.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$835,000	$862,071
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,615,000	1,865,777

		$2,727,848
Sales & Excise Tax Revenue - 11.4%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/25	$585,000	$617,596
Bentonville, AR, Sales & Use Tax, 4%, 11/01/26	1,310,000	1,392,478
Cabot, AR, Sales & Use Tax, 5%, 6/01/26	700,000	823,928
Cabot, AR, Sales & Use Tax, 5%, 6/01/27	1,300,000	1,519,635
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	760,000	855,106
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/35	1,150,000	1,267,530
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/30	850,000	945,965
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/21	560,000	631,333
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/23	380,000	458,265
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/24	2,040,000	2,390,860
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	210,000	224,494
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	1,180,000	1,354,227
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,000,000	1,306,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	450,000	254,259
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/54	4,635,000	324,728
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/23	1,000,000	1,165,960
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/28	1,000,000	1,151,130
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/32	1,840,000	2,050,827

		$18,735,071
Single Family Housing - State - 0.3%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/31	$530,000	$530,525

State & Local Agencies - 2.8%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/34	$2,605,000	$2,944,301
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/34	500,000	551,295
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	1,315,000	1,091,845

		$4,587,441
Tax - Other - 5.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$490,000	$543,185
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	65,000	72,156
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/34	3,000,000	3,452,100
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/23	810,000	845,470
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/24	1,685,000	1,751,153
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	110,000	99,164
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	685,000	661,703
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	135,000	146,048
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	150,000	159,135
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	135,000	148,786

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	$940,000	$1,020,445
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	505,000	555,692

		$9,455,037
Tobacco - 2.8%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/26	$2,440,000	$1,799,720
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/27	2,470,000	1,741,943
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/28	500,000	339,550
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	445,000	451,190
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	305,000	252,845

		$4,585,248
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$230,000	$288,457
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	180,000	221,751

		$510,208
Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	$20,000	$19,576
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	120,000	116,398
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	60,000	55,511
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 11/15/37	490,000	523,575

		$715,060
Universities - Colleges - 20.8%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/31	$2,500,000	$2,740,125
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/32	2,595,000	2,746,678
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/27	545,000	611,615
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23 (Prerefunded 1/01/17)	1,070,000	1,116,534
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/48 (Prerefunded 7/01/18)	1,605,000	1,774,681
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	85,000	73,523
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	140,000	120,588
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	60,000	42,707
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	21,365
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/24	1,000,000	1,082,910
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/30	1,000,000	1,156,410
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/41	1,000,000	1,151,010
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/29	605,000	699,840
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/29	200,000	231,878
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/25	2,000,000	2,426,240
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/22	505,000	610,853
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/23	520,000	636,860
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 10/01/25	780,000	944,861
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/21	1,310,000	1,560,158
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/26	1,000,000	1,162,570
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/28	860,000	948,090
University of Arkansas Rev. (Student Fee - Phillps), 5.1%, 12/01/34 (Prerefunded 12/01/16)	750,000	781,140
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/23	250,000	277,765

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/24	$250,000	$275,550
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/25	500,000	547,025
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/26	305,000	333,816
University of Arkansas Rev., “A”, 5%, 11/01/33	1,000,000	1,094,860
University of Arkansas, Administration Building Rev. , “A”, 5%, 11/01/38	1,000,000	1,094,860
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/32	1,000,000	1,171,390
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/35	600,000	619,224
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/17	725,000	765,027
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/19	320,000	354,810
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/36 (Prerefunded 11/01/16)	2,500,000	2,592,900
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/40	1,950,000	2,052,395
University of Puerto Rico Rev., “Q”, 5%, 6/01/36	1,145,000	435,340

		$34,255,598
Universities - Dormitories - 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/26	$500,000	$505,990

Utilities - Investor Owned - 1.1%
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	$750,000	$777,000
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 7/01/22	1,000,000	1,006,780

		$1,783,780
Utilities - Municipal Owned - 9.4%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/30	$1,000,000	$1,193,250
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/31 (Prerefunded 3/01/17)	1,500,000	1,574,940
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/32	1,130,000	1,280,188
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/35	1,000,000	1,163,970
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/36 (Prerefunded 3/01/17)	1,500,000	1,574,940
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/36	1,165,000	1,307,037
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/30	2,805,000	3,302,775
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	450,000	503,987
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	790,000	873,471
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	245,000	285,175
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/21	1,040,000	1,141,681
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/22	1,090,000	1,196,569
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	20,000	19,462

		$15,417,445
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$300,000	$349,707
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	155,000	183,212

		$532,919
Water & Sewer Utility Revenue - 16.3%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/32	$1,020,000	$1,157,098
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/22	1,500,000	1,811,265
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/23	795,000	944,778
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/25	1,500,000	1,776,780
Central Arkansas Water Rev., 5%, 10/01/22	1,215,000	1,475,034
Central Arkansas Water Rev., 5%, 10/01/23	1,275,000	1,566,797
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/30	250,000	279,763
Conway, AR, Water Rev., 4%, 12/01/21	565,000	628,416
Conway, AR, Water Rev., 4%, 12/01/22	400,000	444,524
Conway, AR, Water Rev., 4%, 12/01/23	500,000	550,430
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/21	1,545,000	1,773,459

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/22	$455,000	$519,005
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/32	2,000,000	2,187,560
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	140,000	157,794
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	140,000	155,434
Hot Springs, AR, Wastewater Rev., 5%, 12/01/20	500,000	576,729
Hot Springs, AR, Wastewater Rev., 5%, 12/01/21	650,000	761,846
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/37	1,260,000	1,358,305
Little Rock, AR, Sewer Rev., 5.5%, 10/01/30	750,000	828,638
Little Rock, AR, Sewer Rev., 5.75%, 10/01/38	1,000,000	1,113,910
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/33 (Prerefunded 6/01/17)	750,000	788,250
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/37 (Prerefunded 10/01/17)	3,000,000	3,217,110
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	56,414
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	33,635
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	75,000	83,560
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	65,000	72,368
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/37	1,000,000	1,038,550
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/38	1,325,000	1,488,505

		$26,845,957
Total Municipal Bonds		$161,796,038

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	1,407,271	$1,407,271
Total Investments		$163,203,309

Other Assets, Less Liabilities - 0.7%		1,135,304
Net Assets - 100.0%		$164,338,613

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$161,796,038	$—	$161,796,038
Mutual Funds	1,407,271	—	—	1,407,271
Total Investments	$1,407,271	$161,796,038	$—	$163,203,309

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$152,878,573
Gross unrealized appreciation	11,094,780
Gross unrealized depreciation	(770,044)
Net unrealized appreciation (depreciation)	$10,324,736

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,861,499	24,744,145	(27,198,373)	1,407,271

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,644	$1,407,271

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Arkansas	77.2%
Guam	5.0%
New York	3.3%
Puerto Rico	2.5%
California	1.8%
Massachusetts	1.5%
Kentucky	1.3%
U.S. Virgin Islands	1.3%
Indiana	0.8%
Pennsylvania	0.7%
Texas	0.6%
New Hampshire	0.6%
Illinois	0.6%
Colorado	0.5%
New Jersey	0.4%
Wisconsin	0.4%
Michigan	0.4%
Tennessee	0.3%
Florida	0.3%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

December 31, 2015

MFS® CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.9%
Airport Revenue - 5.4%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	$780,000	$903,428
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	3,000,000	3,448,950
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	1,310,000	1,459,838
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	1,500,000	1,740,405
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	850,000	962,549
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	2,000,000	2,358,600
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/23	2,345,000	2,467,878
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	2,560,000	2,942,669

		$16,284,317
General Obligations - General Purpose - 6.8%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$810,000	$829,416
Guam Government, “A”, 5.25%, 11/15/37	815,000	881,577
Guam Government, “A”, 6.75%, 11/15/29	85,000	102,877
Guam Government, “A”, 7%, 11/15/39	95,000	115,876
Marin County, CA, Healthcare District (Election of 2013), “A”, 5%, 8/01/29	500,000	607,350
Marin County, CA, Healthcare District (Election of 2013), “A”, 5%, 8/01/30	500,000	604,030
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/16	275,000	276,818
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	100,000	101,653
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	70,000	70,977
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	145,000	146,118
State of California, 5%, 8/01/34	2,200,000	2,412,014
State of California, 5.25%, 4/01/35	2,545,000	2,992,615
State of California, 6%, 11/01/39	3,000,000	3,556,470
State of California, 5.5%, 3/01/40	3,670,000	4,254,264
State of California, 5.25%, 11/01/40	2,775,000	3,238,619

		$20,190,674
General Obligations - Schools - 12.2%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	$4,600,000	$1,419,744
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	4,335,000	2,971,382
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	1,090,000	1,117,043
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/32	1,000,000	429,610
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2/01/33	3,000,000	1,220,580
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	2,465,000	2,838,497
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/31	2,120,000	1,170,176
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	870,000	513,404
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	1,570,000	842,352
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	500,000	254,400
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/28	1,440,000	950,630
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 8/01/30	3,000,000	2,600,550
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Capital Appreciation, 0%, 8/01/43	4,145,000	3,003,550
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/29	3,385,000	2,170,090
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/28	830,000	988,165
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/30	830,000	979,350
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	600,000	730,308
San Diego, CA, Community College District (Election of 2002), Capital Appreciation, 0%, 8/01/33	2,000,000	2,197,540
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	1,235,000	548,365
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/18	2,350,000	2,261,969
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	1,235,000	1,431,612
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/21	4,300,000	3,936,048
Victor, CA, Elementary School District (Election of 2001), Capital Appreciation,“B”, 0%, 8/01/28	2,755,000	1,800,833

		$36,376,198

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 13.0%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/38	$1,720,000	$1,975,420
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/29	1,500,000	1,721,640
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/29	2,000,000	2,360,760
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/33	750,000	857,475
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/39	1,000,000	1,139,020
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/33	1,500,000	1,724,520
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/38 (Prerefunded 10/01/18)	30,000	34,455
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/28	205,000	228,704
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/29	165,000	183,526
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/44	415,000	453,678
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/30	85,000	94,408
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	315,000	347,347
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 6/01/33	1,250,000	1,504,738
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHFCALHFCALHF, 5%, 8/15/30	2,000,000	2,414,820
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/33 (Prerefunded 8/15/18)	2,000,000	2,273,020
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	1,000,000	1,110,970
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/39	1,000,000	1,098,020
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	1,650,000	1,761,276
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	1,740,000	1,981,164
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	390,000	443,290
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	2,550,000	2,842,103
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/36	3,000,000	3,345,990
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,805,000	1,997,233
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	1,000,000	1,224,030
Santa Clara County, CA, Financing Authority Insured Rev. (El Camino Hospital), “B”, AMBAC, 5.125%, 2/01/41	2,550,000	2,723,630
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/39	1,000,000	1,133,550
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	2,000,000	2,004,940

		$38,979,727
Healthcare Revenue - Long Term Care - 3.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$850,000	$968,499
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	1,270,000	1,350,569
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/34	700,000	807,478
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/39	1,000,000	1,142,050
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	1,405,000	1,442,359
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,500,000	1,659,810
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	1,785,000	1,922,570
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	750,000	809,820
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/34	1,090,000	1,237,128

		$11,340,283
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	$470,000	$467,692

Miscellaneous Revenue - Other - 1.6%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/30	$1,130,000	$1,323,083
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/34	830,000	960,136
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/35	830,000	958,235
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	1,340,000	1,443,287

		$4,684,741

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.5%
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/31	$1,335,000	$1,527,040

Secondary Schools - 2.3%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	$825,000	$863,074
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/40	415,000	451,889
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/45	415,000	449,470
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	1,245,000	1,323,360
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/34	530,000	573,831
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	470,000	504,282
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	1,300,000	1,417,676
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	1,270,000	1,387,234

		$6,970,816
Single Family Housing - State - 3.0%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$1,760,000	$1,787,086
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	2,000,000	2,050,360
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,500,000	1,502,130
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	3,240,000	3,438,418
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	160,000	162,702

		$8,940,696
State & Agency - Other - 0.2%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/18	$670,000	$702,234

State & Local Agencies - 5.8%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/19	$300,000	$323,979
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	2,120,000	2,531,450
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/26	2,000,000	2,307,900
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/34	1,500,000	1,752,900
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/20	1,565,000	1,571,150
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.908%, 6/01/37	2,360,000	1,959,508
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,000,000	3,221,910
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/31	1,000,000	1,179,830
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/32	550,000	646,833
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/30	500,000	592,835
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/40	1,000,000	1,133,730

		$17,222,025
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$445,000	$493,300
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	160,963
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	310,000	279,462
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	375,000	366,064
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	1,780,000	1,719,462

		$3,019,251
Tax Assessment - 11.9%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/27	$2,000,000	$2,372,780
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/27	3,350,000	3,376,097
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	1,750,000	1,805,195
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/31	1,000,000	1,120,040
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	340,000	398,888
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/37	1,000,000	1,088,450
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/35	1,000,000	1,088,390

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/35	$1,000,000	$1,115,870
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	340,000	403,043
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	340,000	404,260
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	840,000	956,214
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	650,000	763,568
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/29	1,350,000	1,579,298
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/33	1,000,000	1,130,370
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/32	2,625,000	3,059,989
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/30	2,215,000	2,577,839
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/31	1,095,000	1,270,857
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	1,385,000	1,597,875
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	2,360,000	2,391,907
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 9/01/20	1,250,000	1,252,200
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 8/01/32	1,000,000	1,138,730
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 8/01/39	1,000,000	1,143,380
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	750,000	832,178
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/22	1,360,000	1,632,517
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/23	1,000,000	1,212,480

		$35,712,415
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	$1,080,000	$954,806
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,195,000	1,109,988
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	1,915,000	1,798,051
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,800,000	2,147,364
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,505,000	1,247,645

		$7,257,854
Toll Roads - 0.6%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$1,680,000	$1,929,715

Transportation - Special Tax - 0.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	$355,000	$349,906
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	40,000	39,151
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	110,000	106,698

		$495,755
Universities - Colleges - 11.6%
California Educational Facilities Authority Rev., 5%, 2/01/17	$545,000	$565,056
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	325,000	340,438
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/28	830,000	985,119
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/33	1,500,000	1,646,850
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	800,000	826,056
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,150,000	1,182,016
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/40	3,000,000	3,532,410
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/31	1,060,000	1,278,572
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/32	1,000,000	1,202,540
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	1,760,000	2,156,440
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/29	1,265,000	1,439,519
California Educational Facilities Authority Rev., ETM, 5%, 2/01/17	140,000	146,591
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/35	1,655,000	1,804,529
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	2,000,000	2,153,300
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/30	1,500,000	1,719,915

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	$1,500,000	$1,710,810
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/34	1,500,000	1,691,370
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28 (Prerefunded 12/01/21)	2,125,000	2,564,599
California State University Rev., “A”, 5%, 11/01/24	2,130,000	2,510,503
California State University Rev., “A”, 5%, 11/01/30	3,320,000	4,012,618
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,270,000	1,311,694

		$34,780,945
Universities - Dormitories - 1.5%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/35	$225,000	$251,105
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,000,000	2,050,080
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,000,000	2,167,560

		$4,468,745
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$350,000	$358,799

Utilities - Investor Owned - 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	$2,000,000	$2,140,840

Utilities - Municipal Owned - 3.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	$230,000	$263,444
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	260,000	295,885
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/25	1,015,000	1,158,511
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/26	1,245,000	1,421,031
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/22	1,315,000	1,314,947
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	35,000	34,059
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	2,130,000	2,524,327
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/29	2,000,000	2,254,320
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	2,130,000	2,426,816

		$11,693,340
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	$1,750,000	$2,510,183
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/22	2,210,000	2,588,463
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	1,655,000	1,936,367

		$7,035,013
Water & Sewer Utility Revenue - 6.8%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	$3,500,000	$4,287,430
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTYASSD GTY, 5%, 12/01/28	2,540,000	3,071,216
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTYN, 5%, 12/01/27	460,000	559,802
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	525,000	577,962
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	410,000	462,111
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	410,000	455,198
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/40	2,560,000	3,095,040
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,660,000	1,917,532
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	415,000	476,657
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/28	350,000	391,650
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	1,715,000	1,942,924
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/31	1,700,000	2,018,971
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/35	830,000	974,005

		$20,230,498
Total Municipal Bonds		$292,809,613

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	3,633,080	$3,633,080
Total Investments		$296,442,693

Other Assets, Less Liabilities - 0.9%		2,669,811
Net Assets - 100.0%		$299,112,504

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $467,692, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$292,809,613	$—	$292,809,613
Mutual Funds	3,633,080	—	—	3,633,080
Total Investments	$3,633,080	$292,809,613	$—	$296,442,693

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$270,161,342
Gross unrealized appreciation	26,522,484
Gross unrealized depreciation	(241,133)
Net unrealized appreciation (depreciation)	$26,281,351

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,490,081	49,038,482	(59,895,483)	3,633,080

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,597	$3,633,080

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

California	93.0%
Puerto Rico	1.9%
Guam	1.3%
Illinois	1.0%
Ohio	0.7%
Pennsylvania	0.7%
New Jersey	0.4%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

December 31, 2015

MFS® GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.7%
Airport Revenue - 2.4%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/33	$1,000,000	$1,152,830
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	75,000	83,614
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	55,000	60,689
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	35,000	39,447
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	30,000	33,227
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	25,000	27,073
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	40,000	43,067

		$1,439,947
General Obligations - General Purpose - 10.0%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/32	$500,000	$587,112
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/26	1,000,000	1,215,190
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	165,000	168,955
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	90,000	89,556
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	100,000	108,169
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	185,000	223,909
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	25,000	30,494
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/21	510,000	568,874
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/33	500,000	549,895
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/38	500,000	543,620
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	110,000	111,818
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	80,000	81,117
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	125,000	125,964
State of California, 6%, 11/01/39	420,000	497,906
State of Georgia, “E”, 5%, 7/01/16	500,000	511,730
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/39	500,000	574,565

		$5,988,874
General Obligations - Schools - 6.5%
Cherokee County, GA, School System, “A”, 5%, 8/01/21	$500,000	$594,005
Gwinnett County, GA, School District, 5%, 2/01/21	1,000,000	1,182,400
Gwinnett County, GA, School District, 5%, 2/01/29	1,000,000	1,228,220
Jefferson, GA, School District, “A”, 5.25%, 2/01/29	500,000	583,095
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/36	660,000	290,902

		$3,878,622
Healthcare Revenue - Hospitals - 17.7%
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/32	$1,000,000	$1,127,800
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/34	500,000	580,720
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/28	500,000	562,635
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	500,000	547,090
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/39	750,000	842,460
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	350,000	398,230
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/37	700,000	764,799
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/38	300,000	334,059
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	675,000	753,125
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/28	500,000	579,765
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	75,000	81,791
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	200,000	241,690
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	65,000	74,133
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/31	45,000	51,099
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	200,000	229,684
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	135,000	155,249

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	$45,000	$52,224
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	130,000	145,504
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	180,000	199,598
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	75,000	76,359
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	55,000	60,262
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	355,000	400,326
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/36	750,000	824,685
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/30	500,000	560,600
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/40	500,000	559,005
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	385,000	450,492

		$10,653,384
Healthcare Revenue - Long Term Care - 1.8%
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	$200,000	$201,964
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 11/15/39	200,000	226,740
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/21	225,000	203,366
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/21	500,000	451,925

		$1,083,995
Industrial Revenue - Environmental Services - 0.9%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 7/01/16	$500,000	$511,915

Industrial Revenue - Paper - 1.1%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	$150,000	$154,106
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/17	500,000	520,540

		$674,646
Miscellaneous Revenue - Other - 2.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$285,000	$325,470
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	75,000	80,547
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	110,000	117,692
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	300,000	309,726
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	310,000	334,654

		$1,168,089
Sales & Excise Tax Revenue - 1.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$265,000	$307,620
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	170,000	188,987
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/37	250,000	263,563
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	165,000	93,228

		$853,398
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$75,000	$79,166

Single Family Housing - Local - 0.9%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/40	$500,000	$534,805

Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$300,000	$300,426
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	750,000	793,740

		$1,094,166

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 2.8%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/40	$500,000	$554,915
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/32	1,000,000	1,121,080

		$1,675,995
State & Local Agencies - 2.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	$460,000	$381,938
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/38	1,000,000	1,118,140
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	115,000	132,724

		$1,632,802
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$75,000	$83,141
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	25,000	27,752
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	65,000	58,597
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	75,000	73,213
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	130,000	125,579
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	50,000	54,092
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	50,000	55,106
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	140,000	156,929
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	135,000	153,261
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	190,000	206,260
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	180,000	198,068

		$1,191,998
Tax Assessment - 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	$150,000	$150,555
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	125,000	125,116

		$275,671
Tobacco - 1.4%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$235,000	$280,350
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	90,000	73,752
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	335,000	277,715
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	840,000	213,368

		$845,185
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$80,000	$100,333
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	60,000	73,917
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	120,000	138,286
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	190,000	210,408

		$522,944
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$185,000	$191,778
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	60,000	59,139
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	10,000	9,788
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	20,000	19,400
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	50,000	43,943

		$324,048
Universities - Colleges - 19.8%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/35	$500,000	$558,105
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/24	250,000	268,200

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/31	$250,000	$269,450
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/34	500,000	543,725
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/32	500,000	526,285
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 7/01/39	500,000	525,140
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/38	500,000	540,840
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/39	1,000,000	1,102,220
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/35	750,000	839,820
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/34	500,000	554,940
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/34	500,000	570,290
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/32	500,000	525,345
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/36	500,000	577,340
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/28	500,000	590,450
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/34 (Prerefunded 6/15/18)	50,000	56,085
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/34 (Put Date 6/15/18)	250,000	280,425
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	104,871
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	104,274
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	275,000	294,605
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	65,000	73,501
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24 (Prerefunded 6/01/19)	190,000	214,755
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/24	310,000	347,135
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/40	350,000	385,434
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	350,000	404,198
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	50,000	46,016
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	25,000	21,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	38,760
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	55,000	50,189
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/32	325,000	379,044
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	500,000	541,195
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/35	500,000	567,240

		$11,901,502
Universities - Dormitories - 0.7%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	$400,000	$443,480

Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	$160,000	$163,854

Utilities - Municipal Owned - 4.4%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/20	$710,000	$774,021
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/25	500,000	584,195
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/26	500,000	580,885
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	160,000	179,195
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	57,271
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	260,000	287,472
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	60,000	68,281
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	100,000	116,398

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	$5,000	$4,866

		$2,652,584
Utilities - Other - 3.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	$910,000	$1,049,030
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/19	250,000	273,658
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	225,000	251,314
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/20	250,000	285,783
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	40,000	43,934

		$1,903,719
Water & Sewer Utility Revenue - 11.9%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/33 (Prerefunded 1/01/19)	$500,000	$567,540
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/21	385,000	456,025
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/28	800,000	918,584
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/30	85,000	95,119
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	1,000,000	1,176,120
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/25	1,000,000	1,265,040
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/26	500,000	597,165
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/23	500,000	584,260
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	60,000	66,053
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	45,000	50,720
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	45,000	49,961
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/27	1,000,000	1,268,630
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	15,000	16,924
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	10,000	11,212
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	20,000	22,283
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	20,000	22,267

		$7,167,903
Total Municipal Bonds		$58,662,692

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	633,394	$633,394
Total Investments		$59,296,086

Other Assets, Less Liabilities - 1.2%		744,988
Net Assets - 100.0%		$60,041,074

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,662,692	$—	$58,662,692
Mutual Funds	633,394	—	—	633,394
Total Investments	$633,394	$58,662,692	$—	$59,296,086

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,984,386
Gross unrealized appreciation	4,387,976
Gross unrealized depreciation	(76,276)
Net unrealized appreciation (depreciation)	$4,311,700

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	899,451	10,295,437	(10,561,494)	633,394

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,040	$633,394

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Georgia	78.2%
Puerto Rico	2.4%
Guam	2.4%
California	2.1%
New Jersey	1.7%
Florida	1.4%
U.S. Virgin Islands	1.4%
New York	1.3%
Illinois	1.0%
Tennessee	0.9%
Wisconsin	0.8%
Texas	0.7%
North Carolina	0.7%
Kentucky	0.7%
Michigan	0.6%
Pennsylvania	0.6%
Virginia	0.6%
New Hampshire	0.6%
Colorado	0.5%
Indiana	0.3%
Louisiana	0.2%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

December 31, 2015

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.6%
Airport Revenue - 1.0%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/39	$750,000	$848,805

General Obligations - General Purpose - 15.9%
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/17	$2,000,000	$2,107,660
Baltimore County, MD, Public Improvement, 5%, 2/01/28	2,000,000	2,362,640
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/22	500,000	607,470
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	70,000	84,722
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	80,000	97,580
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/26	1,000,000	1,241,010
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/30	1,500,000	1,765,365
State of California, 6%, 11/01/39	720,000	853,553
State of Maryland, 5%, 8/01/20 (Prerefunded 8/01/17)	3,500,000	3,731,840
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	500,000	595,355

		$13,447,195
Healthcare Revenue - Hospitals - 22.4%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$590,000	$671,302
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	345,000	416,915
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	370,000	424,915
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	575,000	661,244
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	640,000	653,357
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/40	1,000,000	1,072,860
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	1,000,000	1,193,470
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/37	1,000,000	1,085,320
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/29	750,000	761,580
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/26	250,000	285,968
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health Issue), 5%, 7/01/28	750,000	872,190
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/38	1,000,000	1,222,050
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/41	505,000	558,833
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	750,000	789,398
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/27	500,000	572,570
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 7/01/36 (Prerefunded 7/01/16)	1,000,000	1,022,490
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 7/01/16	410,000	411,833
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/31	645,000	693,517
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 7/01/41 (Prerefunded 7/01/16)	500,000	511,245
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/38 (Prerefunded 1/01/18)	500,000	547,330
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/34	1,000,000	1,137,160
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.224%, 8/26/22 (p)	850,000	1,013,285
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/40	1,000,000	1,115,700
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	480,000	537,245
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	105,000	106,903
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	75,000	82,176
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29 (Prerefunded 1/01/19)	415,000	479,487

		$18,900,343
Healthcare Revenue - Long Term Care - 2.5%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/36	$400,000	$405,860
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	750,000	839,843

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/37	$300,000	$304,701
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	55,000	63,594
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	85,000	97,552
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	400,000	420,600

		$2,132,150
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/19	$115,000	$120,201
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/29	565,000	580,526

		$700,727
Industrial Revenue - Paper - 0.2%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	$100,000	$122,439

Miscellaneous Revenue - Other - 2.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$105,000	$112,766
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	160,000	171,189
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/36	750,000	870,645
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	450,000	485,789

		$1,640,389
Multi-Family Housing Revenue - 1.9%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/44	$500,000	$544,365
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 7/01/16	20,000	20,068
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/37	1,000,000	1,071,420

		$1,635,853
Parking - 1.7%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/34	$1,385,000	$1,387,036

Port Revenue - 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/35	$550,000	$600,925

Sales & Excise Tax Revenue - 1.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$435,000	$489,436
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	260,000	289,039
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	80,000	82,786
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	90,000	96,212
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	5,000	5,758
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	230,000	129,955

		$1,093,186
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$265,000	$323,236

Single Family Housing - State - 3.0%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/34	$1,500,000	$1,550,550
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 7/01/26	1,000,000	1,001,110

		$2,551,660
State & Agency - Other - 3.4%
Howard County, MD, COP, “A”, 8%, 8/15/19	$805,000	$991,044
Howard County, MD, COP, “B”, 8%, 8/15/19	385,000	473,977
Howard County, MD, COP, “B”, 8.15%, 2/15/21	450,000	598,874
Howard County, MD, COP, “C”, 8%, 8/15/19	680,000	837,155

		$2,901,050

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 3.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	$665,000	$552,150
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	370,000	415,917
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	180,000	207,742
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/20	1,690,000	1,725,828

		$2,901,637
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$325,000	$360,276
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	49,954
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	210,000	235,393
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	210,000	238,407
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	520,000	564,502
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	285,000	313,608

		$1,762,140
Tax Assessment - 4.5%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$350,000	$370,647
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	300,000	317,718
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	400,000	427,312
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/36	236,000	237,100
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/40	1,500,000	1,654,980
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/44	230,000	247,340
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/34	500,000	500,400

		$3,755,497
Tobacco - 1.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$215,000	$256,491
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	135,213
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	930,000	770,970
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	55,000	55,013

		$1,217,687
Transportation - Special Tax - 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,365,000	$1,375,906
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 5/01/17	1,500,000	1,586,340
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	485,000	545,533

		$3,507,779
Universities - Colleges - 6.8%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 10/01/18	$70,000	$70,313
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/34	500,000	563,375
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/37	1,500,000	1,726,395
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/30	750,000	762,248
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/35	1,000,000	1,081,440
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/30	150,000	170,634
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/32	440,000	497,719
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	480,000	514,219
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	25,949
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	116,281
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	85,000	77,565
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	110,000	116,496

		$5,722,634

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 3.8%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/31	$500,000	$543,730
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/27	500,000	541,560
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/30	300,000	320,673
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/32	500,000	588,215
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,219,740

		$3,213,918
Utilities - Investor Owned - 1.2%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	$750,000	$756,090
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.592%, 8/01/29 (Put Date 8/01/16)	275,000	281,625

		$1,037,715
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	$460,000	$546,319
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	185,000	215,336

		$761,655
Utilities - Other - 1.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$400,000	$446,780
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	195,000	227,310
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	100,000	118,201
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	140,000	166,704
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	235,000	268,900
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	55,000	60,409

		$1,288,304
Water & Sewer Utility Revenue - 10.5%
Baltimore, MD, Subordinate Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “C”, 5%, 7/01/27	$1,015,000	$1,209,322
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/42	1,320,000	1,509,565
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.866%, 7/01/20 (p)	2,500,000	2,966,950
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/20	1,150,000	1,257,399
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	205,000	231,056
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	205,000	227,599
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	28,207
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,818
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	38,995
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	33,401
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	50,000	66,640
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/32	1,125,000	1,275,705

		$8,861,657
Total Municipal Bonds		$82,315,617

Money Market Funds (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	839,697	$839,697
Total Investments		$83,155,314

Other Assets, Less Liabilities - 1.4%		1,199,774
Net Assets - 100.0%		$84,355,088

(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$82,315,617	$—	$82,315,617
Mutual Funds	839,697	—	—	839,697
Total Investments	$839,697	$82,315,617	$—	$83,155,314

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$77,223,739
Gross unrealized appreciation	5,978,718
Gross unrealized depreciation	(47,143)
Net unrealized appreciation (depreciation)	$5,931,575

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,796,143	10,714,970	(11,671,416)	839,697

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$914	$839,697

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Maryland	77.3%
Guam	2.5%
Kentucky	2.1%
Puerto Rico	2.1%
New Jersey	1.9%
U.S. Virgin Islands	1.7%
Washington DC	1.7%
Tennessee	1.5%
California	1.2%
Indiana	1.1%
New York	0.8%
Florida	0.8%
Illinois	0.8%
New Hampshire	0.7%
Pennsylvania	0.7%
Texas	0.6%
Colorado	0.6%
Michigan	0.5%
Washington	0.5%
Mississippi	0.1%
Virginia	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

December 31, 2015

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.7%
Airport Revenue - 0.4%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/27	$300,000	$367,911
Massachusetts Port Authority Rev., “A”, 5%, 7/01/28	400,000	489,404

		$857,315
General Obligations - General Purpose - 9.8%
Boston, MA, “B”, 4%, 4/01/21	$1,870,000	$2,121,870
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/23	1,000,000	1,247,470
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/28	2,225,000	2,910,389
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/32 (Prerefunded 8/01/17)	4,815,000	5,131,827
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/19	4,000,000	4,658,320
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	635,000	650,221
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	330,000	328,373
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	685,000	829,069
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	395,000	427,268
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	75,000	91,481
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	740,000	752,232
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	535,000	542,469
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	485,000	488,739
State of California, 6%, 11/01/39	1,555,000	1,843,437

		$22,023,165
General Obligations - Schools - 0.5%
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/38	$3,375,000	$1,149,728

Healthcare Revenue - Hospitals - 14.2%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$1,315,000	$1,496,207
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	235,000	266,852
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	345,000	393,476
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	745,000	855,573
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	520,000	597,995
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,180,000	1,204,627
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/44	2,000,000	2,232,940
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/32	1,000,000	1,182,410
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/30	2,000,000	2,337,580
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	1,000,000	1,107,420
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/32 (Prerefunded 7/01/17)	1,050,000	1,116,770
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/32	950,000	1,004,027
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	1,000,000	1,206,800
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/36	500,000	562,355
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	2,000,000	2,118,980
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/39	1,500,000	1,686,510
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/39	1,000,000	1,132,910
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/37	2,000,000	2,179,240
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/37 (Prerefunded 8/15/17)	1,550,000	1,661,538
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/39	2,000,000	2,224,460
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/34	1,375,000	1,537,264
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 7/01/19	280,000	281,159
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/29	1,000,000	1,091,000
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	430,000	499,028
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	655,000	726,316
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	30,000	32,153

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	$285,000	$290,164
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	215,000	235,571
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	165,000	196,734
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	395,000	474,348

		$31,932,407
Healthcare Revenue - Long Term Care - 2.0%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/31	$1,000,000	$1,133,310
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	500,000	516,345
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/30	525,000	590,011
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	352,582	338,634
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	18,820	16,148
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	93,608	543
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/33	500,000	564,110
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	1,000,000	1,089,770
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,971
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	159,345

		$4,432,187
Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	$1,200,000	$1,201,044

Industrial Revenue - Environmental Services - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	$1,535,000	$1,542,061

Miscellaneous Revenue - Other - 8.7%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/31	$400,000	$467,064
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/20 (Prerefunded 9/01/18)	1,205,000	1,348,094
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	2,000,000	2,315,060
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/34	1,500,000	1,638,435
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/30	3,500,000	4,001,620
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/40	1,700,000	1,925,896
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/24	2,000,000	2,093,600
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	3,000,000	3,303,450
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	2,185,000	2,524,287

		$19,617,506
Multi-Family Housing Revenue - 4.4%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/24	$1,150,000	$1,160,270
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/23	2,425,000	2,429,074
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/35	1,000,000	1,079,930
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/49	1,680,000	1,758,960
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/30	685,000	723,018
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/30	1,425,000	1,541,380
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/32	1,190,000	1,281,011

		$9,973,643
Parking - 1.6%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$3,000,000	$3,497,790

Sales & Excise Tax Revenue - 5.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$985,000	$1,108,263
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	1,590,000	1,971,695
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	1,850,000	2,417,488
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/31	2,000,000	2,639,460

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 7/01/34	$4,000,000	$1,720,000
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	2,000,000	2,126,480
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/35	950,000	992,978
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	11,517
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	615,000	347,487

		$13,335,368
Secondary Schools - 5.5%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$665,000	$811,140
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/31 (Prerefunded 9/01/17)	1,080,000	1,143,277
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/36 (Prerefunded 9/01/17)	1,000,000	1,060,660
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/31	1,015,000	1,150,848
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/30	500,000	568,790
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/32 (Prerefunded 5/01/17)	995,000	1,045,785
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/32	135,000	137,457
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/37 (Prerefunded 5/01/17)	1,760,000	1,855,656
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/37	240,000	249,994
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/30	905,000	1,001,346
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/28	1,000,000	1,150,320
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/33	2,000,000	2,184,620

		$12,359,893
Single Family Housing - State - 0.1%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 12/01/27	$150,000	$158,111

State & Local Agencies - 5.1%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	$1,400,000	$1,162,420
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/22	8,310,000	7,298,673
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	275,000	324,429
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/32	760,000	893,236
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 5/01/49	1,680,000	1,875,014

		$11,553,772
Student Loan Revenue - 5.3%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/29	$1,445,000	$1,609,658
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	2,000,000	2,058,520
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,045,000	1,097,637
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/28	725,000	766,245
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	3,000,000	3,388,140
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/26	1,010,000	1,036,199
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/27	475,000	487,882
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 1/01/16	45,000	45,000
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/24	1,270,000	1,337,361

		$11,826,642
Tax - Other - 2.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$260,000	$288,220
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	85,000	94,358
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/23	1,585,000	1,951,515
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	670,000	647,213
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	600,000	671,586
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	545,000	610,901
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	540,000	613,046

		$4,876,839

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$1,335,000	$1,592,628
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	330,000	270,425
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,230,000	1,019,670

		$2,882,723
Toll Roads - 1.3%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/32	$2,600,000	$2,925,078

Transportation - Special Tax - 0.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	$240,000	$236,556

Universities - Colleges - 22.3%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	$2,005,000	$2,200,768
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/23 (Prerefunded 1/01/17)	1,750,000	1,826,108
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 7/01/24	3,950,000	4,555,061
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/29	2,165,000	2,450,650
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/28	2,000,000	2,276,240
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/38 (Prerefunded 7/01/18)	2,000,000	2,210,920
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/26	2,250,000	2,633,130
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/40	1,000,000	1,066,690
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/30	1,060,000	1,209,630
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/31	1,110,000	1,263,069
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/29	1,005,000	1,154,645
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/37	1,500,000	1,586,640
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/27	905,000	959,029
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/37	2,000,000	2,128,400
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/27	1,735,000	2,262,232
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36	1,500,000	1,693,035
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/39	1,000,000	1,111,680
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/38 (Prerefunded 7/01/17)	750,000	797,453
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	1,000,000	1,313,650
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/35	1,500,000	1,688,205
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/28	640,000	714,822
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/29	300,000	334,911
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 7/01/27	250,000	278,123
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	2,000,000	2,294,360
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/29	2,000,000	2,328,480
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	295,000	333,583
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	200,000	184,062
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	110,000	95,148
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	370,000	318,696
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	75,000	53,384
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	24,926
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/39	3,000,000	3,463,050
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/19	3,000,000	3,420,510

		$50,231,290
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	$1,000,000	$1,152,240

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$590,000	$660,782
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	200,000	229,082
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	235,000	267,435

		$1,157,299
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$805,000	$899,145
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	405,000	472,104
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	210,000	248,222
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	480,000	549,264
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	160,000	175,736

		$2,344,471
Water & Sewer Utility Revenue - 3.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$305,000	$335,768
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/27	1,280,000	1,667,341
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/33	2,000,000	2,650,320
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/32	75,000	75,280
Massachusetts Water Resouces Authority, General Rev., “B”, 5.25%, 8/01/30	620,000	815,678
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	595,000	786,364
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/31	1,625,000	2,146,771

		$8,477,522
Total Municipal Bonds		$219,744,650

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	2,148,407	$2,148,407
Total Investments		$221,893,057

Other Assets, Less Liabilities - 1.4%		3,058,423
Net Assets - 100.0%		$224,951,480

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$219,744,650	$—	$219,744,650
Mutual Funds	2,148,407	—	—	2,148,407
Total Investments	$2,148,407	$219,744,650	$—	$221,893,057

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$198,057,731
Gross unrealized appreciation	23,899,259
Gross unrealized depreciation	(63,933)
Net unrealized appreciation (depreciation)	$23,835,326

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,414,242	30,135,679	(34,401,514)	2,148,407

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,711	$2,148,407

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Massachusetts	84.0%
Puerto Rico	2.1%
Illinois	1.7%
Guam	1.5%
California	1.3%
Kentucky	1.2%
New York	1.1%
Florida	1.1%
Tennessee	1.0%
U.S. Virgin Islands	0.9%
New Jersey	0.8%
Pennsylvania	0.5%
Colorado	0.5%
Texas	0.5%
New Hampshire	0.3%
Washington	0.3%
Louisiana	0.3%
Wisconsin	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

December 31, 2015

MFS® MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.2%
Airport Revenue - 0.9%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	$165,000	$190,846
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	115,000	128,208
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	75,000	82,758
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	230,000	259,226
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	49,840
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	35,000	37,903
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	60,000	64,601

		$813,382
General Obligations - General Purpose - 9.4%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/31	$625,000	$726,225
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	35,000	42,361
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	155,000	167,662
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	40,000	48,790
Gulfport, MI, AGM, 5%, 11/01/24	500,000	606,815
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/20	620,000	716,150
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/39	1,000,000	1,125,750
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/31	1,000,000	1,162,050
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	185,000	191,453
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	140,000	141,079
State of California, 6%, 11/01/39	700,000	829,843
State of Mississippi, “A”, 5%, 10/01/28	1,000,000	1,223,330
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/30	1,000,000	1,164,370

		$8,145,878
General Obligations - Schools - 5.9%
Lamar County, MS, School District, 5%, 9/01/31	$1,095,000	$1,246,362
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/23	990,000	1,149,915
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/28	1,000,000	1,097,680
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/31	500,000	575,340
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/32	500,000	574,155
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/35	1,020,000	487,693

		$5,131,145
Healthcare Revenue - Hospitals - 13.2%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 7/01/31	$500,000	$501,645
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	325,000	392,746
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	380,000	436,400
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	320,000	326,678
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	80,000	92,842
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/36	500,000	589,640
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,000,000	1,145,550
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/39	2,105,000	2,322,362
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/35	1,000,000	1,029,250
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/29	1,000,000	1,092,500
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/31	500,000	509,175
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/19	250,000	250,200
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/23	250,000	250,075

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$215,000	$240,641
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	550,000	609,884
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/39 (Prerefunded 11/15/19)	135,000	162,176
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	75,000	89,425
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	185,000	222,163
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	640,000	748,870
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	430,000	441,090

		$11,453,312
Industrial Revenue - Paper - 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$750,000	$934,755

Miscellaneous Revenue - Other - 0.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$620,000	$640,100

Multi-Family Housing Revenue - 1.4%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	$150,000	$104,072
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/48	1,000,000	1,060,320

		$1,164,392
Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$450,000	$506,313
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	295,000	327,949
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	595,000	682,852
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	750,000	980,063
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	240,000	135,605

		$2,632,782
Single Family Housing - State - 1.7%
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 6/01/34	$40,000	$42,028
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.625%, 6/01/39	115,000	120,486
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/31	1,205,000	1,275,047

		$1,437,561
State & Local Agencies - 21.5%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$190,000	$219,283
Mississippi Development Bank Special Obligation ( Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/22	735,000	831,042
Mississippi Development Bank Special Obligation (Capital Project & Equipment), AGM, 5%, 7/01/28 (Prerefunded 7/01/17)	680,000	722,813
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/28	640,000	673,344
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 3/01/31 (Prerefunded 3/01/16)	1,400,000	1,409,548
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/27	1,000,000	1,136,980
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/23	345,000	396,333
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/24	360,000	413,258
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/25	380,000	433,466
Mississippi Development Bank Special Obligation (Desoto County Highway Construction), AMBAC, 4.75%, 1/01/35	500,000	537,345
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/29	500,000	579,470
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/30	500,000	577,385
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 7/01/31 (Prerefunded 7/01/16)	905,000	926,992
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2/01/29	1,000,000	1,070,640
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	1,000,000	1,301,380
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 10/01/28	1,120,000	1,249,080

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/22	$500,000	$575,795
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/36	500,000	566,845
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/36	500,000	564,385
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/29 (Prerefunded 3/01/19)	750,000	841,200
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 7/01/26 (Prerefunded 7/01/16)	1,695,000	1,734,087
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/31	1,200,000	1,329,180
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 1/01/27 (Prerefunded 7/01/16)	500,000	511,530

		$18,601,381
Tax - Other - 3.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$125,000	$138,568
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	40,000	44,404
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	465,000	419,193
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/30	750,000	875,993
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	110,000	123,962
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	790,000	854,654
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	95,000	100,786
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	85,000	93,680
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	295,000	324,612

		$2,975,852
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$420,000	$501,052
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	155,000	127,018

		$628,070
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$110,000	$137,958
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	85,000	104,716
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	195,000	224,714
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	310,000	343,297

		$810,685
Transportation - Special Tax - 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$1,135,000	$1,144,069
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	10,000	9,788
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	60,000	58,199

		$1,212,056
Universities - Colleges - 17.4%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$1,000,000	$1,117,070
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	920,000	1,030,713
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/34	1,500,000	1,672,560
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/28	920,000	1,208,558
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/23	1,000,000	1,162,630
Mississippi State University Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/27	400,000	483,452
Mississippi State University Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/28	350,000	422,457
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/37 (Prerefunded 3/01/17)	1,000,000	1,044,280
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	590,000	802,966
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	15,000	14,553
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/33	1,500,000	1,633,455
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/34	715,000	787,601

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/39	$490,000	$544,116
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/28	1,745,000	2,089,568
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 3/01/32 (Prerefunded 3/01/16)	1,000,000	1,007,870

		$15,021,849
Universities - Dormitories - 4.7%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/39	$1,000,000	$1,087,180
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	1,585,000	1,780,605
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,000,000	1,168,560

		$4,036,345
Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$370,000	$430,917
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	265,000	271,384

		$702,301
Utilities - Municipal Owned - 3.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/33	$315,000	$366,049
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	75,000	85,906
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	85,000	96,732
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	155,000	180,417
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/27	155,000	169,750
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/28	100,000	110,771
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/29	485,000	538,622
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/35	500,000	567,335
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 3/01/26	1,000,000	1,007,850
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	15,000	14,191
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	80,000	74,276
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	10,000	9,361
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	60,000	56,653
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	10,000	9,731

		$3,287,644
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$375,000	$418,856
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	185,000	215,653
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	95,000	112,291

		$746,800
Water & Sewer Utility Revenue - 3.4%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	$285,000	$313,751
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	30,000	33,813
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	30,000	33,307
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	25,000	28,207
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	15,000	16,818
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	35,000	38,995
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	30,000	33,401
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	750,000	999,593
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 9/01/23	1,220,000	1,412,284

		$2,910,169
Total Municipal Bonds		$83,286,459

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	1,320,357	$1,320,357
Total Investments		$84,606,816

Other Assets, Less Liabilities - 2.3%		1,998,041
Net Assets - 100.0%		$86,604,857

(d)	In default.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,286,459	$—	$83,286,459
Mutual Funds	1,320,357	—	—	1,320,357
Total Investments	$1,320,357	$83,286,459	$—	$84,606,816

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$77,718,973
Gross unrealized appreciation	6,952,641
Gross unrealized depreciation	(64,798)
Net unrealized appreciation (depreciation)	$6,887,843

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	392,651	12,905,889	(11,978,183)	1,320,357

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,137	$1,320,357

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Mississippi	74.9%
Guam	2.8%
Massachusetts	2.6%
Puerto Rico	2.5%
New York	1.9%
California	1.8%
U.S. Virgin Islands	1.8%
Michigan	1.4%
Wisconsin	1.4%
Illinois	1.2%
New Hampshire	1.0%
Kentucky	0.9%
Tennessee	0.9%
Virginia	0.7%
Colorado	0.6%
Texas	0.5%
Washington	0.4%
Florida	0.3%
New Jersey	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

December 31, 2015

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 100.1%
Alabama - 0.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/25	$930,000	$938,160
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	3,550,000	3,851,857
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/33	785,000	886,139
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	95,000	64,630
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	1,175,000	757,722
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,655,000	867,750
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	2,370,000	859,978
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	4,495,000	1,522,232
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	185,000	190,280
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	250,000	264,805
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	265,000	287,236
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	295,000	328,158
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	435,000	486,795
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/34	3,565,000	3,987,631

		$15,293,373
Arizona - 0.3%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	$1,710,000	$2,003,026
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	140,000	146,458
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	470,000	491,333
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/45	570,000	585,624
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/46	340,000	349,228
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/35	840,000	848,224
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/45	925,000	905,446
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/28	1,595,000	1,594,330

		$6,923,669
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$435,000	$487,544
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	640,000	719,962
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	4,995,000	1,334,764
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/20	3,970,000	4,593,211
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/30	1,055,000	1,226,026
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,520,000	1,684,707

		$10,046,214
California - 12.5%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$985,000	$1,171,992
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/28 (Prerefunded 12/01/18) (u)	9,625,000	10,641,978
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/28 (u)	14,200,000	15,816,670
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	1,550,000	1,736,248
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	925,000	1,128,297
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	4,610,000	5,128,763
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,580,000	2,955,364
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/31	5,000,000	5,927,550
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	6,180,000	6,335,612
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	270,000	277,093
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	515,000	515,489
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	6,600,000	7,004,184
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	440,000	447,432
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	595,000	853,462

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$1,810,000	$2,539,466
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,785,000	1,921,820
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	850,000	969,459
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	950,000	1,019,056
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	2,950,000	3,433,299
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	9,180,000	10,584,356
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	9,250,000	10,868,288
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/24	560,000	572,981
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/25	585,000	596,127
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	505,000	536,785
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	1,340,000	1,387,141
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	126,224	947
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	1,050,000	1,161,867
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	245,000	254,599
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38 (Prerefunded 8/15/18)	2,640,000	2,966,304
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,460,000	1,496,558
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	905,000	996,061
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	140,000	147,176
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	190,000	196,608
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/34	645,000	699,154
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	2,475,000	2,609,071
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	2,020,000	2,045,937
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,355,000	1,368,753
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	575,000	576,926
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	1,655,000	1,793,656
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	5,025,000	5,479,863
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,840,000	2,101,666
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/36	1,175,000	1,404,019
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/37	1,250,000	1,488,975
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/41	2,705,000	3,192,143
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,495,000	2,717,812
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,015,000	2,336,650
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/33	2,785,000	1,495,016
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/24	2,250,000	2,320,965
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/22	3,415,000	3,667,608
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/34	3,000,000	3,494,310
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	995,000	1,067,924
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/39	9,645,000	2,113,991
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	2,620,000	2,924,549
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	640,000	686,605
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	480,000	539,126
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	480,000	552,058
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	820,000	934,242
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	430,000	430,877
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	1,080,000	1,081,750
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/29	2,990,000	3,437,454

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	$2,580,000	$2,977,630
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	825,000	928,067
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/40 (Prerefunded 1/01/20)	3,595,000	4,346,355
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	580,000	332,114
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 8/01/28	1,860,000	1,639,702
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	2,900,000	2,289,115
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	1,930,000	1,346,986
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	3,915,000	2,489,823
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,335,000	2,658,916
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,640,000	1,894,430
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	2,210,000	2,445,365
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	11,790,000	13,205,390
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/39	4,655,000	5,589,864
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	3,270,000	3,853,957
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	9,315,000	10,471,457
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/24	500,000	598,030
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/25	1,500,000	1,784,955
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/28	6,000,000	6,924,120
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	340,000	377,254
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	7,570,000	8,701,564
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	1,115,000	1,299,722
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/26	5,100,000	3,883,956
State of California, 5%, 4/01/24	4,365,000	5,233,591
State of California, 5.25%, 10/01/28	2,965,000	3,533,806
State of California, 6.5%, 4/01/33	4,000,000	4,697,480
State of California, 6%, 11/01/39	3,000,000	3,556,470
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	2,075,000	2,415,715
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	915,000	1,062,205
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,440,000	2,150,069
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,005,000	718,051

		$257,556,291
Colorado - 4.1%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$1,815,000	$1,972,760
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	195,000	219,240
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	740,000	807,969
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	605,000	657,060
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	545,000	587,777
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	490,000	551,172
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	495,000	554,920
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/29	700,000	786,681
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,725,000	1,968,484
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	1,020,000	1,130,527
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	1,855,000	2,115,683
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 11/15/38 (Prerefunded 11/15/18)	4,330,000	5,049,603
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	1,985,000	2,155,650
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	1,195,000	1,382,388
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	4,620,000	5,164,837
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	4,840,000	5,384,984
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	6,150,000	7,139,105
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	5,000,000	5,645,600
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/25	3,000,000	3,692,070
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,975,000	4,119,293
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	615,000	642,435

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	$1,930,000	$2,185,648
Denver, CO, City & County School District No. 1, 5%, 12/01/24	10,000,000	11,792,300
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	1,210,000	1,336,784
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/31	5,000	5,015
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 6/15/16	1,000,000	1,022,300
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Propery Tax Supported), “A”, 5%, 12/01/45	4,760,000	5,294,691
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	1,215,000	1,555,905
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	3,725,000	5,043,464
University of Colorado, Enterprise Rev., 5%, 6/01/29	4,220,000	4,865,618

		$84,829,963
Connecticut - 1.4%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/32	$2,585,000	$2,736,895
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/45	3,625,000	3,843,515
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	3,350,000	3,543,731
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	2,320,000	2,126,326
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	4,595,000	5,350,740
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	4,595,000	5,375,185
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	4,615,000	5,398,581

		$28,374,973
District of Columbia - 1.1%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	$560,000	$648,049
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	1,450,000	1,667,703
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	255,000	258,014
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	230,000	231,286
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	150,000	151,113
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	3,235,000	3,267,965
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	4,080,000	4,088,935
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, 0% to 4/01/18, 5% to 4/01/40	11,570,000	11,067,168
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	175,000	175,037

		$21,555,270
Florida - 5.1%
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 0% to 5/01/16, 6.9% to 5/01/36	$20,000	$21,465
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	1,045,000	1,105,004
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	485,000	513,300
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	1,405,000	1,498,025
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	860,000	872,307
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/29	3,535,000	3,870,578
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/17	750,000	795,120
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	4,300,000	4,767,754
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/35	100,000	101,485
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	180,000	182,642
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	520,000	520,894
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/21	820,000	821,148
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/26	1,510,000	1,746,300
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/29	1,350,000	1,514,673
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/30	1,420,000	1,584,748
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/23	250,000	282,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	$7,855,000	$9,093,419
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	505,000	563,913
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,425,000	2,545,038
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,130,000	5,340,125
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/46	1,895,000	2,002,807
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, FHLMC, 3%, 7/01/45	3,565,000	3,683,108
Florida Municipal Power Agency Rev., “A”, 5%, 10/01/31	1,000,000	1,085,810
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/31	400,000	464,532
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	2,685,000	3,031,553
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	775,000	805,721
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	300,000	335,529
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/19	825,000	916,674
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/18	500,000	548,795
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/37	1,485,000	1,473,892
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	2,225,000	2,493,802
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	1,935,000	2,165,613
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	425,000	435,153
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	135,000	137,691
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	205,000	207,565
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	500,000	505,420
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/20	2,445,000	2,461,773
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/35	5,885,000	6,609,267
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	2,240,000	2,577,994
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/33	500,000	537,900
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 10/01/32	2,000,000	846,600
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/39	1,000,000	1,129,810
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	6,920,000	9,068,314
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	50,000	43,934
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	280,000	298,729
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	135,000	142,709
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	230,000	243,133
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/35	1,000,000	1,087,070
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	430,000	514,310
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/27	295,000	330,819
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	380,000	384,674
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/32	330,000	331,201
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	2,850,000	3,012,707
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	4,275,000	4,498,198
South Broward, FL, Hospital District Rev., 5%, 5/01/36	500,000	528,030
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,025,000	1,160,269
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	150,000	140,777
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	6,795,000	7,602,993
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	55,000	38,497
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	245,000	279,812
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	225,000	253,049
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	485,000	541,372
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	1,455,000	1,624,886
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	170,000	170,850
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	10,000	9,996

		$104,504,016

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - 3.6%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$965,000	$1,064,810
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	965,000	1,060,564
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/25	1,415,000	1,650,399
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/26	800,000	932,600
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22 (Prerefunded 11/01/19)	2,770,000	3,273,420
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	1,295,000	1,583,992
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	650,000	720,655
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	1,140,000	1,253,373
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	4,850,000	5,306,773
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	5,285,000	6,259,131
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	1,415,000	1,669,898
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	4,345,000	5,110,241
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	235,000	276,388
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	3,910,000	4,591,630
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	3,680,000	4,216,029
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	2,285,000	2,603,780
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3%, 6/01/43	820,000	829,274
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	2,545,000	2,693,424
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	2,405,000	2,554,807
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	4,545,000	5,239,385
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	845,000	1,019,949
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	1,740,000	2,114,361
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 1/01/16	1,010,000	1,010,000
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/20	830,000	904,841
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	3,065,000	3,616,792
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	1,190,000	1,327,731
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	130,000	141,770
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	4,215,000	4,976,566
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	540,000	566,303
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	645,000	672,567
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/18	1,995,000	2,145,922
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	2,055,000	2,111,245

		$73,498,620
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	$910,000	$1,109,973
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	360,000	370,163
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	600,000	637,254
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	130,000	147,438
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	370,000	425,478

		$2,690,306
Hawaii - 1.6%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/29	$7,795,000	$7,849,955
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/33	9,390,000	9,458,641
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	365,000	453,016
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,100,000	1,365,397
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	3,655,000	4,141,371
State of Hawaii, “DZ”, 5%, 12/01/31	2,230,000	2,618,176
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	3,695,000	4,228,854
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	1,380,000	1,572,772
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	920,000	1,045,764

		$32,733,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	$380,000	$381,326

Illinois - 8.4%
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	$650,000	$662,305
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/21	1,030,000	1,049,117
Chicago, IL, “A”, AGM, 5%, 1/01/22	490,000	491,857
Chicago, IL, “A”, AGM, 5%, 1/01/22	4,710,000	4,757,759
Chicago, IL, “A”, AGM, 5%, 1/01/23	3,015,000	3,045,572
Chicago, IL, “A”, AGM, 5%, 1/01/24	260,000	260,985
Chicago, IL, “A”, AGM, 5%, 1/01/25	430,000	434,360
Chicago, IL, “A”, AGM, 5%, 1/01/26	130,000	130,939
Chicago, IL, “A”, AGM, 5%, 1/01/27	205,000	208,563
Chicago, IL, “A”, AGM, 5%, 1/01/28	7,700,000	8,104,096
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	570,000	570,382
Chicago, IL, “A”, AGM, 5%, 1/01/34	2,000,000	2,002,180
Chicago, IL, “A”, AGM, 5%, 1/01/37	3,430,000	3,467,661
Chicago, IL, “B”, AGM, 5%, 1/01/17	1,755,000	1,761,651
Chicago, IL, “B”, AGM, 5%, 1/01/23	520,000	525,273
Chicago, IL, “C”, NATL, 5%, 1/01/23	390,000	403,420
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	2,710,000	2,760,542
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	3,955,000	3,985,137
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/16	1,025,000	1,037,341
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/20	3,150,000	3,176,366
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/21	4,110,000	4,139,058
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/23	975,000	980,675
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	9,145,000	10,514,921
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	945,000	1,099,479
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	470,000	542,596
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,890,000	2,163,237
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	2,735,000	3,163,657
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	7,125,000	8,252,531
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/38	130,000	140,832
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	1,755,000	1,941,837
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	655,000	720,539
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	4,685,000	5,088,285
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/35	405,000	445,970
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/39	610,000	665,839
Illinois Finance Authority Rev. (Christian Homes), 5.5%, 5/15/23	2,125,000	2,127,635
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,180,000	2,226,107
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	3,285,000	3,380,166
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	1,500,000	1,534,560
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	2,990,000	3,370,328
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/29 (Prerefunded 5/15/19)	2,975,000	3,551,198
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/37 (Prerefunded 5/15/19)	2,445,000	2,928,645
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	205,000	238,638
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	6,695,000	7,473,629
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,685,000	4,446,100
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	6,315,000	7,495,021
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	1,500,000	1,806,030
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	2,455,000	2,966,745
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,105,000	1,114,017
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,945,000	1,954,472
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	2,730,000	3,116,814
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	4,210,000	4,830,512

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	$4,455,000	$5,205,757
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	2,610,000	2,672,222
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	8,750,000	10,438,575
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/22	4,120,000	4,760,742
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/22	5,000,000	5,998,550
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	5,645,000	6,156,211
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	1,690,000	1,867,653
State of Illinois, NATL, 5%, 1/01/19	1,100,000	1,106,325
State of Illinois, “B”, 5.25%, 6/15/34	1,275,000	1,412,764

		$172,874,378
Indiana - 2.5%
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/39 (Prerefunded 3/01/19)	$3,000,000	$3,525,720
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	2,840,000	3,218,146
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	1,710,000	1,918,381
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	2,445,000	2,679,989
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	530,000	579,242
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	1,340,000	1,429,190
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,190,000	2,382,457
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	1,595,000	1,706,538
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	4,000,000	4,666,960
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,490,000	2,502,525
Indiana Municipal Power Agency, Power Supply System Rev., “A”, 5%, 1/01/36	5,925,000	6,890,064
Indiana Municipal Power Agency, Power Supply System Rev., “A”, 5%, 1/01/37	5,805,000	6,728,053
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,170,000	1,228,126
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 8/01/25 (Prerefunded 8/01/16)	2,000,000	2,056,820
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39 (Prerefunded 1/01/19)	4,715,000	5,464,968
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/26	1,000,000	1,389,810
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,875,000	2,139,150
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	330,000	400,934
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	755,000	924,414

		$51,831,487
Iowa - 1.1%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	$1,200,000	$1,379,280
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	2,230,000	2,555,580
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	1,085,000	1,234,491
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,435,000	1,517,412
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/44	3,000,000	3,370,530
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	1,205,000	1,219,725
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	1,850,000	1,931,807
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	345,000	360,218
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	1,510,000	1,625,515
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	1,505,000	1,620,569
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	130,000	139,229
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	2,550,000	2,730,030
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	3,070,000	3,070,246

		$22,754,632
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	$3,800,000	$4,052,586
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	1,500,000	1,589,595
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 6/01/38	560,000	581,907
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	470,000	351,005

		$6,575,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$2,305,000	$2,495,624
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	770,000	841,749
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	640,000	729,939
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	5,500,000	6,316,310
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/32	2,000,000	2,341,500
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/39	3,000,000	3,257,610
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	4,655,000	4,752,150
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,670,000	1,824,709

		$22,559,591
Louisiana - 3.0%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), 5.25%, 1/01/28 (Prerefunded 1/01/20)	$1,980,000	$2,318,085
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/31	3,355,000	3,809,737
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	1,835,000	2,135,720
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,470,000	1,739,760
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	2,500,000	2,529,475
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	580,000	585,539
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	2,240,000	2,267,754
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,800,000	1,950,372
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	1,400,000	1,655,024
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	6,000,000	7,107,060
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	2,745,000	2,980,658
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 9/01/28	10,000,000	10,037,100
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	665,000	763,892
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	830,000	972,304
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	500,000	595,885
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/23	1,325,000	1,594,982
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/24	1,270,000	1,510,779
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/25	1,000,000	1,179,760
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/26	2,000,000	2,341,540
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	3,105,000	3,424,101
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	1,810,000	2,017,227
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/40	600,000	674,214
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/40	800,000	903,368
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/45	2,200,000	2,462,724
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/45	1,000,000	1,121,180
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	2,000,000	2,148,660

		$60,826,900
Maine - 0.3%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/44	$5,185,000	$5,484,900

Maryland - 1.3%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	$1,285,000	$1,372,740
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/44	5,080,000	5,475,376

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	$3,385,000	$3,412,486
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	795,000	877,736
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	1,510,000	1,802,140
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,225,000	2,491,533
State of Maryland, “B”, 4%, 8/01/27	2,570,000	2,874,468
State of Maryland, “C”, 5%, 11/01/19	6,890,000	7,891,048

		$26,197,527
Massachusetts - 6.7%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/23	$2,645,000	$3,259,090
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/30	5,000,000	6,585,950
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/21	3,245,000	3,848,895
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/34 (Prerefunded 7/01/18)	580,000	641,776
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/34	1,420,000	1,562,341
Massachusetts Bay Transportation Authority Rev., “A”, ETM, 7%, 3/01/21	2,870,000	2,989,306
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/24	9,445,000	11,712,367
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/28	6,930,000	3,996,739
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	2,395,000	2,825,477
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/21	1,000,000	1,151,860
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	730,000	829,988
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	730,000	841,201
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	550,000	633,600
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,340,000	1,553,100
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/29	1,550,000	1,753,732
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/30	3,225,000	3,624,868
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/31	895,000	1,000,082
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/30	1,000,000	1,168,790
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	460,000	509,413
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	275,000	298,427
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	435,000	474,050
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/31	2,780,000	3,220,964
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/36	1,670,000	1,915,640
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/20	110,000	117,640
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/25	185,000	211,407
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	420,000	502,312
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	2,380,000	2,401,015
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,150,000	1,155,290
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.846%, 12/01/42 (Prerefunded 5/01/19)	670,000	772,001
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	2,180,000	2,255,864
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	1,475,000	1,518,159
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,505,000	1,580,807
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	225,000	254,111
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/21	1,255,000	1,398,246
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	1,880,000	1,964,694
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	1,945,000	2,038,827
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	3,930,000	4,298,123
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,162,000
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	4,055,000	4,651,815
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	1,115,000	1,188,177
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	470,000	530,466
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	465,000	512,035
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	1,925,000	1,930,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/26	$12,500,000	$15,055,875
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	4,215,000	5,570,628
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/19	3,445,000	3,753,155

		$138,220,462
Michigan - 3.2%
Detroit, MI, Distributable State Aid, 5.25%, 11/01/35	$5,000,000	$5,411,150
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	5,920,000	6,550,243
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,560,000	1,593,337
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	1,730,000	1,933,189
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	1,725,000	1,966,190
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	930,000	943,959
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	130,000	131,697
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	295,000	319,883
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	410,000	442,443
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/23	685,000	725,223
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/24	860,000	913,466
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal Sytem Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/33	800,000	899,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal Sytem Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	1,790,000	2,011,584
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal Sytem Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	800,000	899,032
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal Sytem Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/35	1,155,000	1,293,011
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	450,000	485,411
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	580,000	654,397
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	240,000	269,081
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	570,000	635,054
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	485,000	539,975
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	3,195,000	3,551,786
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	7,165,000	8,152,552
Michigan Housing Development Authority, GNMA, 5.2%, 8/20/38	1,200,000	1,218,828
Michigan Housing Development Authority, “A”, 4%, 6/01/46	2,000,000	2,156,920
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/27 (Put Date 8/01/17)	5,495,000	5,493,242
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	985,000	1,147,170
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.592%, 8/01/29 (Put Date 8/01/16)	1,970,000	2,017,457
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,325,000	2,765,355
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	610,000	687,513
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	1,000,000	1,107,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	470,000	508,977
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,020,000	1,098,214
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/40	7,105,000	8,054,939

		$66,578,548
Minnesota - 0.5%
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/41	$2,010,000	$2,158,660
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/39 (Prerefunded 7/01/19)	6,445,000	7,459,185
University of Minnesota, “A”, 5%, 12/01/25	710,000	835,145

		$10,452,990
Mississippi - 1.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 9/01/34	$2,500,000	$2,792,675
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 9/01/39	1,625,000	1,820,553
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	110,000	137,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	$495,000	$659,731
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/34	2,455,000	3,194,888
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,445,000	1,655,320
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	3,765,000	4,335,586
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/38	1,250,000	1,460,700
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/32	1,665,000	1,854,710
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/36	610,000	683,334
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/28	1,080,000	1,293,257

		$19,887,851
Missouri - 0.5%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	$1,410,000	$1,524,436
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	730,000	825,944
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	1,035,000	1,099,967
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	2,615,000	3,022,443
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/38	1,530,000	1,636,106
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,695,000	1,815,837
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/30	140,000	143,868
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/35	95,000	96,197
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/45	260,000	260,965
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/20	55,000	55,029
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/19	575,000	575,903

		$11,056,695
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/43	$2,195,000	$2,260,060

Nebraska - 1.0%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$6,355,000	$7,366,716
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	1,520,000	1,553,364
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/44	3,100,000	3,314,737
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/43	1,110,000	1,126,484
Nebraska Public Power District Rev., Unrefunded, “C”, NATL, 5%, 1/01/18	7,535,000	7,553,913

		$20,915,214
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$630,000	$635,891
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	760,000	761,740

		$1,397,631
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,610,000	$5,159,789
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	475,000	509,086
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	185,000	186,822

		$5,855,697
New Jersey - 4.1%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	$555,000	$610,084
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	850,000	930,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	$555,000	$604,550
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	555,000	602,813
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	1,095,000	1,202,244
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	1,570,000	1,692,617
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	455,000	481,699
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	470,000	541,825
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	470,000	522,983
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	1,415,000	1,572,419
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	870,000	960,245
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	435,000	473,502
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,125,000	1,184,873
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	3,405,000	3,721,290
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	400,000	451,408
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	370,000	417,497
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/39	5,000,000	5,661,700
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,195,000	5,067,099
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	1,230,000	1,252,288
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	4,280,000	4,689,510
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	3,655,000	3,662,200
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/30	1,770,000	1,909,211
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	26,460,000	26,828,059
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	7,960,000	6,522,981
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	5,000,000	4,145,000
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	29,495,000	7,492,025
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	365,000	89,107

		$83,290,013
New Mexico - 1.2%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$9,975,000	$11,000,131
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/38	305,000	313,140
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	11,435,000	12,818,178

		$24,131,449
New York - 4.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,015,000	$2,281,826
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	1,455,000	1,562,816
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	1,450,000	1,653,218
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	1,080,000	1,223,294
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	275,000	308,696
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,950,000	4,579,196
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	6,010,000	7,250,043
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/29	755,000	872,274
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,475,000	1,679,701
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,395,000	1,571,286
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/25	5,000,000	6,079,350
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/29 (Put Date 5/01/20)	3,485,000	3,522,638
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	2,300,000	2,727,501
New York Environmental Facilities, “C”, 5%, 5/15/41	2,745,000	3,044,178
New York Environmental Facilities, ETM, 5%, 6/15/16	570,000	572,958
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	4,275,000	4,413,596
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	3,190,000	3,387,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	$2,300,000	$2,643,321
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	3,325,000	3,732,745
New York, NY, “J-4”, FRN, 0.56%, 8/01/25	1,715,000	1,715,051
New York, NY, “J-9”, FRN, 0.41%, 8/01/27	5,645,000	5,637,379
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/48	574,420	594,714
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	3,375,000	3,527,314
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	1,190,000	1,242,074
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 2%, 8/01/28 (Put Date 8/01/16)	600,000	601,158
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	1,570,000	1,694,862
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,170,000	1,179,746
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	110,000	124,124
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	110,000	124,593
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,795,000	1,930,164
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,765,000	1,998,721
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,315,000	2,707,485
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	3,995,000	4,109,137
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	7,845,000	7,922,195

		$88,214,719
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 6.5%, 1/01/18	$9,250,000	$10,274,438
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	200,000	218,708
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	250,000	264,128
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	275,000	288,896
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	100,000	101,207

		$11,147,377
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$1,355,000	$1,445,135

Ohio - 2.4%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/24	$1,500,000	$1,759,725
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	4,510,000	3,896,685
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	5,000,000	4,644,300
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/44	1,225,000	1,309,341
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/40	1,090,000	1,245,467
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	1,915,000	2,119,369
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	2,770,000	3,078,246
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	7,740,000	8,704,791
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,095,000	1,183,618
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,195,000	4,519,274
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	130,000	142,052
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	720,000	741,910
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	925,000	946,340
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	1,130,000	1,213,914
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	410,000	461,496
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	150,000	150,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	$3,355,000	$3,823,660
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,218,873

		$49,159,165
Oklahoma - 0.8%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/38	$410,000	$423,612
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	1,495,000	1,541,764
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	4,400,000	4,796,792
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	755,000	818,586
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,670,000	5,272,710
Tulsa, OK, Municipal Airport Trust Rev., 5%, 6/01/35 (Put Date 6/01/25)	255,000	283,443
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	1,910,000	2,055,924
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	1,440,000	1,554,091

		$16,746,922
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	$245,000	$282,323
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	1,275,000	1,443,466
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,445,000	2,501,700

		$4,227,489
Pennsylvania - 4.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,195,000	$1,291,652
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	490,000	518,141
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,870,000	1,999,067
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	715,000	766,830
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	1,910,000	2,036,824
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	730,000	814,914
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,275,000	1,435,688
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	915,000	1,034,709
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	85,000	95,929
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	745,000	853,748
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39	505,000	575,518
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39 (Prerefunded 1/01/19)	4,540,000	5,236,073
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,440,000	1,582,877
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	490,000	541,984
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	1,030,000	1,033,687
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,255,000	3,481,092
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	9,640,000	10,569,874
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	7,315,000	6,073,645
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	485,000	507,553
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	265,000	276,366
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	365,000	393,612
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	470,000	498,073
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	670,000	791,404
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	250,000	282,175
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	9,610,000	10,861,222
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	12,095,000	5,049,542
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	5,835,000	6,620,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	$720,000	$738,036
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	1,095,000	1,100,913
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,015,000	1,021,293
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 9/01/16	4,045,000	4,210,521
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	445,000	516,832
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	1,075,000	1,209,633
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	970,000	973,851
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,110,000	3,441,961
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	510,000	547,684
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	415,000	463,036
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,425,000	2,589,536
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	1,175,000	1,259,095
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	150,000	170,918
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	355,000	408,250
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,020,000	1,156,894
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,900,000	2,181,732
Reading, PA, School District, “A”, 5%, 4/01/20	1,000,000	1,105,060
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	260,000	263,536
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	445,000	483,920
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	775,000	828,801

		$89,893,742
Puerto Rico - 2.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$70,000	$72,639
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/18	790,000	799,322
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	4,615,000	4,548,775
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	260,000	254,483
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	1,510,000	1,464,670
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	1,890,000	1,661,045
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/30	315,000	293,256
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	1,160,000	1,073,220
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	385,000	373,924
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	2,825,000	2,892,715
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	315,000	323,710
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	295,000	298,649
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	2,990,000	2,975,259
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/27	285,000	285,376
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	2,470,000	2,518,783
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/20	510,000	496,006
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	3,205,000	2,889,275
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	445,000	420,988
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,915,000	1,777,982
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	150,000	151,833
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	120,000	122,929
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	50,000	50,300
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	1,505,000	1,529,833
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	60,000	59,795
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	4,730,000	4,730,615
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	230,000	215,298
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	135,000	134,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	$640,000	$645,101
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	225,000	226,517
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,385,000	1,307,731
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	245,000	238,412
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/21	65,000	62,199
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	405,000	392,919
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	1,795,000	1,651,956
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	465,000	458,834
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	305,000	297,955
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	150,000	138,297
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	520,000	495,030
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	600,000	557,808
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,180,000	1,046,223
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	690,000	626,603
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	735,000	635,760
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	710,000	596,102
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	545,000	469,430
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	380,000	385,305
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	2,125,000	2,098,076
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	3,660,000	3,572,782
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	1,240,000	1,186,444
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	755,000	717,046
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	1,035,000	1,055,441
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	345,000	350,423
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	4,360,000	4,393,616
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	45,000	51,826

		$56,073,264
Rhode Island - 1.1%
Providence, RI, “A”, 5%, 1/15/25	$1,345,000	$1,542,661
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	7,645,000	8,879,820
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/21	4,890,000	4,894,157
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/22	1,500,000	1,502,565
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/23	2,500,000	2,503,400
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/25	4,115,000	4,115,494

		$23,438,097
South Carolina - 1.3%
Chesterfield County, SC, School District, 5%, 3/01/25	$2,250,000	$2,622,713
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	35,000	35,030
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/21	4,150,000	5,062,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - continued
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$5,750,000	$6,160,665
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	2,745,000	3,067,592
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	6,550,000	7,319,756
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	2,920,000	3,271,334

		$27,539,094
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/24	$1,000,000	$1,155,940
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/25	1,000,000	1,147,010
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/26	1,400,000	1,594,992

		$3,897,942
Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$10,310,000	$11,516,476
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	3,000,000	3,264,960
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/17	185,000	185,457
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/29	4,765,000	5,502,479
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/30	2,500,000	2,886,925
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	980,000	1,000,796
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	1,575,000	1,680,998
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,500,000	1,675,425
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	1,665,000	1,968,047
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	2,385,000	2,839,915
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	2,215,000	2,626,215
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	2,805,000	3,351,891
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	2,460,000	2,637,120
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	270,000	296,017
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	1,230,000	1,348,818

		$42,781,539
Texas - 6.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$995,000	$1,029,676
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,375,000	1,415,975
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	1,120,000	1,148,918
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	2,230,000	2,293,421
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/27	3,000,000	3,544,500
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	1,595,000	16
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	2,100,000	2,214,870
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	7,310,000	8,026,234
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/45	1,205,000	1,339,719
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	2,355,000	2,692,495
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,425,000	1,633,791
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,875,000	2,068,950
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/39	10,000,000	11,458,800
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	415,000	439,551
El Paso, TX, Water & Sewer Rev., 5%, 3/01/28	455,000	526,376
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	3,685,000	4,284,734
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.071%, 10/01/29 (Put Date 3/01/17)	2,475,000	2,504,403
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	300,000	306,141
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	116,013	870
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	8,235,000	8,994,596
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	1,560,000	1,749,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/27 (Prerefunded 12/01/18)	$1,795,000	$2,101,532
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,050,000	2,414,757
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	1,175,000	1,341,098
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	225,000	255,130
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	545,000	616,188
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	900,000	285,426
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	2,250,000	550,440
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	1,855,000	2,147,682
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	855,000	905,103
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	2,465,000	2,728,040
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	2,135,000	2,311,565
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	725,000	770,189
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	3,215,000	3,452,010
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	2,310,000	2,576,666
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	165,000	165,309
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	1,470,000	1,731,072
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	4,230,000	5,159,585
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,520,000	2,866,626
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,585,000	1,736,082
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	355,000	380,500
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	355,000	374,859
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	895,000	929,869
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 1/01/38	795,000	802,298
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,200,000	1,204,188
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	80,000	80,146
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,795,000	3,248,601
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2/01/36	10,000,000	10,038,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	395,000	434,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,100,000	3,422,338
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/35	710,000	737,434
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/40	810,000	828,330
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	730,000	733,219
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	4,500,000	4,545,495
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	785,000	842,431
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	375,000	400,736
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,495,000	1,874,969
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,195,000	1,472,180
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	4,615,000	1,952,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	$735,000	$849,844
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	2,575,000	2,955,250

		$129,895,514
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$2,200,000	$2,479,246

Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$1,250,000	$1,366,375
Utah Charter School Finance Authority Rev. (Spectrum Academy), 5%, 4/15/30	150,000	150,909
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/45	345,000	360,032

		$1,877,316
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	$315,000	$353,389
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	135,000	158,097
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	2,020,000	2,080,883
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	230,000	262,805
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	1,805,000	1,817,292
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/43	1,140,000	1,217,497

		$5,889,963
Virginia - 0.8%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	$4,870,000	$5,639,947
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	2,135,000	2,307,700
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 10.951%, 8/23/27 (p)	4,300,000	5,541,668
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35 (Prerefunded 7/15/20)	845,000	1,013,138
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	800,000	863,296
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	715,000	757,221
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/29	625,000	728,300
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	529,028	5

		$16,851,275
Washington - 3.5%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$2,255,000	$2,534,846
Seattle, WA, Port Rev., “B”, 5%, 8/01/24	3,000,000	3,476,280
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/25	1,000,000	1,071,110
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/31	5,655,000	5,965,968
State of Washington, “A”, 5%, 7/01/33 (Prerefunded 7/01/18)	5,000,000	5,495,200
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	1,450,000	1,728,879
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	3,690,000	4,431,247
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	5,285,000	5,989,332
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	3,955,000	4,235,686
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,165,000	2,365,587
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	300,000	311,370
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	290,000	298,918
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/24	765,000	770,171
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	405,000	407,094
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	1,035,000	1,051,063
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	3,905,000	3,907,304
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/37	12,000,000	13,916,400
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/39	7,985,000	9,191,613
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 7/01/16	5,145,000	5,317,409

		$72,465,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
West Virginia - 0.3%
Monongalia County, WV, Board of Education, 5%, 5/01/29	$1,445,000	$1,668,469
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	395,000	455,297
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	1,150,000	1,320,453
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	2,110,000	2,231,262

		$5,675,481
Wisconsin - 0.8%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$2,215,000	$2,533,894
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	665,000	753,432
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29 (Prerefunded 9/15/19)	430,000	515,385
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39 (Prerefunded 9/15/19)	1,390,000	1,703,765
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/45	400,000	425,720
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/37	260,000	277,984
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,540,515
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/30	120,000	120,343
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/35	120,000	120,251
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/45	320,000	320,429
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	145,000	150,583
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	100,000	107,118
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	165,000	169,425
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	220,000	221,833
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	490,000	508,091
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	455,000	480,794
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	375,000	400,609
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	740,000	800,739
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	65,000	65,203
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,330,000	1,413,205
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,260,000	1,368,133
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	1,600,000	1,665,696

		$15,663,147
Total Municipal Bonds		$2,056,900,989

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 1/04/16	$580,000	$580,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 1/04/16	910,000	910,000
Total Floating Rate Demand Notes		$1,490,000

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	12,907,098	$12,907,098
Total Investments		$2,071,298,087

Other Assets, Less Liabilities - (0.8)%		(15,779,304)
Net Assets - 100.0%		$2,055,518,783

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,620,042 representing 0.6% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,056,900,989	$—	$2,056,900,989
Short Term Securities	—	1,490,000	—	1,490,000
Mutual Funds	12,907,098	—	—	12,907,098
Total Investments	$12,907,098	$2,058,390,989	$—	$2,071,298,087

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,876,057,652
Gross unrealized appreciation	168,331,357
Gross unrealized depreciation	(3,445,367)
Net unrealized appreciation (depreciation)	$164,885,990

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,268,558	471,078,620	(545,440,080)	12,907,098

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37,630	$12,907,098

QUARTERLY REPORT

December 31, 2015

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
Airport Revenue - 2.8%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	$350,000	$404,841
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	555,000	642,829
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	245,000	273,138
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	170,000	187,585
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 1/01/24	1,000,000	1,001,730
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/28	650,000	727,467
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/29	500,000	557,490
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	1,160,000	1,356,666
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	15,000	16,906
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	99,680
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	80,000	86,634
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	130,000	139,968

		$5,494,934
General Obligations - General Purpose - 6.1%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$545,000	$558,064
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/25	45,000	46,216
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	290,000	313,690
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	105,000	128,074
Nassau County, NY, General Improvement, “B”, 5%, 4/01/23	1,820,000	2,161,104
New York, NY, “B”, 5%, 8/01/18	3,000,000	3,300,780
New York, NY, “E”, 5%, 8/01/21	2,500,000	2,969,900
New York, NY, “E-1”, 6.25%, 10/15/28 (Prerefunded 10/15/18)	960,000	1,099,459
New York, NY, “E-1”, 6.25%, 10/15/28	40,000	45,628
New York, NY, “J”, FGIC, 5.5%, 2/15/26	5,000	5,022
Onondaga County, NY, General Obligation, 5%, 5/01/29	750,000	875,820
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/16	185,000	186,223
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	65,000	66,074
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	50,000	50,698
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	95,000	95,732

		$11,902,484
Healthcare Revenue - Hospitals - 11.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/26	$450,000	$525,951
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/27	300,000	348,339
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/28	720,000	830,225
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/29	590,000	676,931
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	550,000	564,289
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/44	1,000,000	1,105,590
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	245,000	279,425
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/31	215,000	244,141
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/27	1,425,000	1,496,535
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	165,000	191,487
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/32	1,000,000	1,128,270
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	35,000	37,512
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	245,000	249,439
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	170,000	186,266
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	1,495,000	1,683,923
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/34	1,995,000	2,342,250
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/26	2,000,000	2,275,480
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/25	750,000	852,563

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/37	$750,000	$817,125
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/23	1,000,000	1,088,570
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,290,000	1,433,126
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/28	855,000	949,580
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/28 (Prerefunded 7/01/21)	145,000	172,543
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	165,000	196,734
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	395,000	474,348
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 11/01/30	1,000,000	1,146,190
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	945,000	969,372

		$22,266,204
Healthcare Revenue - Long Term Care - 2.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/37	$750,000	$804,945
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/40	1,000,000	1,100,610
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/44	1,000,000	1,081,940
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	120,000	138,750
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	180,000	206,581
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	500,000	500,170
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	20,000	23,971
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	130,000	159,345

		$4,016,312
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/32	$705,000	$809,918

Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	$350,000	$365,796
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	100,000	104,376

		$470,172
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$1,160,000	$1,169,663

Industrial Revenue - Other - 0.6%
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/24	$1,000,000	$1,253,690

Industrial Revenue - Paper - 0.9%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/25	$1,200,000	$1,299,000
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/21	470,000	470,978

		$1,769,978
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/40	$1,750,000	$1,988,333

Miscellaneous Revenue - Other - 6.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$205,000	$220,162
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	315,000	337,028
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,380,000	1,424,740
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	1,500,000	1,592,805
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	500,000	603,705
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,665,000	1,923,541
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	2,500,000	2,821,200

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	$1,000,000	$1,117,190
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/28	3,000,000	3,238,590

		$13,278,961
Multi-Family Housing Revenue - 3.3%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	$400,000	$405,420
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/40	1,520,000	1,584,752
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/41	730,000	730,650
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/41	1,000,000	1,046,220
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/48	1,500,000	1,552,995
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “A”, 5.5%, 11/01/34	10,000	10,021
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/35	1,000,000	1,054,820

		$6,384,878
Port Revenue - 0.6%
Port Authority of NY & NJ, (194th Series), 5%, 10/15/30	$1,000,000	$1,216,820

Sales & Excise Tax Revenue - 1.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	$1,000,000	$1,129,120
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	180,000	186,268
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	213,804
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	1,365,000	1,566,542
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	10,000	11,517
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	535,000	302,286

		$3,409,537
Secondary Schools - 2.5%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43	$750,000	$719,828
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	1,000,000	1,017,030
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/40	675,000	762,548
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	535,000	652,572
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/34	450,000	511,403
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/35	500,000	566,555
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/36	645,000	724,974

		$4,954,910
State & Agency - Other - 0.5%
New York Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 5/15/19	$380,000	$411,821
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/18	510,000	541,926

		$953,747
State & Local Agencies - 10.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	$1,430,000	$1,187,329
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/33	1,860,000	2,237,022
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/20	1,050,000	1,055,355
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 7/01/16	895,000	917,465
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/20	2,000,000	2,323,460
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/25	2,000,000	2,431,740
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 3/15/23	1,300,000	1,583,244
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/40	830,000	943,710
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/17	1,130,000	1,176,918
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/28	2,000,000	2,247,400
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 12/15/18	3,000,000	3,339,120
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 3/15/28	1,000,000	1,194,420
United Nations Development Corp., “A”, 5%, 7/01/26	500,000	552,075

		$21,189,258

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 8.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$270,000	$299,306
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	90,000	99,908
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,000,000	3,477,870
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/40	2,000,000	2,293,720
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	2,000,000	2,215,320
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/32	1,000,000	1,102,460
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/27	3,000,000	3,486,060
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	205,000	184,805
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	250,000	244,043
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	1,125,000	1,086,739
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	605,000	677,183
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	1,250,000	1,326,125

		$16,493,539
Tobacco - 3.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$765,000	$698,682
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	1,235,000	1,137,188
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	355,000	423,508
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	430,000	435,981
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	645,000	528,558
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,025,000	849,725
New York County Tobacco Trust II, 5.625%, 6/01/35	790,000	791,264
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/32	750,000	827,273
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	400,000	403,936
TSASC, Inc., NY, “1”, 5.125%, 6/01/42	415,000	382,921
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/45	500,000	499,980

		$6,979,016
Toll Roads - 2.0%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$205,000	$257,103
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	209,432
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/28	1,000,000	1,182,470
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/29	2,000,000	2,219,100

		$3,868,105
Transportation - Special Tax - 1.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	$240,000	$236,556
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	25,000	24,470
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	70,000	67,899
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/28	2,000,000	2,305,120

		$2,634,045
Universities - Colleges - 19.0%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/33	$125,000	$141,709
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 7/01/31	1,000,000	1,116,070
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/39	1,000,000	1,120,390
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/39	500,000	551,935
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	1,000,000	1,122,530
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,945,000	2,134,910
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/26	625,000	771,588
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/27	250,000	306,355
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/29	1,325,000	1,642,364
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/30	1,000,000	1,204,620

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/23	$500,000	$578,755
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 7/01/24	1,000,000	1,149,350
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	985,000	1,055,221
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/29	340,000	392,812
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/30	265,000	301,485
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/31	340,000	385,325
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/32	800,000	903,176
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	1,285,000	1,748,834
New York Dormitory Authority Rev., Non-State Supported Debt (Barnard College), “A”, 5%, 7/01/27	500,000	605,835
New York Dormitory Authority Rev., Non-State Supported Debt (Barnard College), “A”, 5%, 7/01/28	400,000	481,660
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/33	600,000	671,274
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 7/01/31	2,000,000	2,046,680
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/39 (Prerefunded 7/01/19)	2,000,000	2,270,480
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/48 (Prerefunded 7/01/18)	1,955,000	2,161,683
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 5/01/38	500,000	534,100
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 7/01/27	1,535,000	1,858,455
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 7/01/35	2,000,000	2,146,280
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), “A”, 5%, 7/01/28	650,000	776,048
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/40	2,000,000	2,150,580
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	80,000	69,198
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	135,000	116,281
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/27	500,000	525,230
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/31	2,225,000	2,340,767
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/31	1,000,000	1,110,070
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/41	595,000	671,481

		$37,163,531
Universities - Dormitories - 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	$2,000,000	$2,227,500

Utilities - Municipal Owned - 3.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$515,000	$576,785
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	155,000	177,539
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	180,000	204,844
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/21	1,500,000	1,749,705
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/33	1,000,000	1,168,160
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	2,000,000	2,327,960
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/22	885,000	884,965
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	25,000	24,328

		$7,114,286
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	$1,085,000	$1,469,036
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	115,000	126,310

		$1,595,346
Water & Sewer Utility Revenue - 4.7%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/30	$270,000	$302,144
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	315,000	346,777
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	100,000	133,279
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/33	2,140,000	2,336,987

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 6/15/30	$1,245,000	$1,312,604
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/34	2,000,000	2,324,860
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “GG”, 5%, 6/15/28	2,000,000	2,444,580

		$9,201,231
Total Municipal Bonds		$189,806,398

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	3,862,332	$3,862,332
Total Investments		$193,668,730

Other Assets, Less Liabilities - 1.2%		2,256,236
Net Assets - 100.0%		$195,924,966

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$189,806,398	$—	$189,806,398
Mutual Funds	3,862,332	—	—	3,862,332
Total Investments	$3,862,332	$189,806,398	$—	$193,668,730

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$177,314,637
Gross unrealized appreciation	16,383,847
Gross unrealized depreciation	(29,754)
Net unrealized appreciation (depreciation)	$16,354,093

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,356,169	25,080,195	(32,574,032)	3,862,332

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,899	$3,862,332

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of December 31, 2015, are as follows:

New York	81.8%
Puerto Rico	2.2%
Guam	2.1%
Illinois	2.0%
New Jersey	1.7%
Colorado	1.3%
Texas	1.1%
U.S. Virgin Islands	1.0%
Florida	1.0%
Michigan	0.9%
Pennsylvania	0.6%
Wisconsin	0.6%
California	0.6%
Ohio	0.4%
Washington	0.4%
Indiana	0.3%
Louisana	0.3%
Mississippi	0.1%
New Hampshire (o)	0.0%

(o)	Less than 0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

December 31, 2015

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.8%
Airport Revenue - 4.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 7/01/23	$1,430,000	$1,513,729
Charlotte, NC, Airport Rev., “A”, 4.75%, 7/01/28	1,250,000	1,373,763
Charlotte, NC, Airport Rev., “A”, 5%, 7/01/36	3,000,000	3,335,880
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/32	1,245,000	1,456,040
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	650,000	751,875
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	1,055,000	1,221,954
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	440,000	490,534
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	305,000	336,549
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/36	3,440,000	3,864,255
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	195,000	219,779
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	175,000	193,821
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	150,000	162,440
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	240,000	258,403

		$15,179,022
General Obligations - General Purpose - 2.4%
Buncombe County, NC, Limited Obligation, 5%, 6/01/28	$1,450,000	$1,766,724
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	500,000	497,535
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	240,000	290,477
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	265,000	323,234
Mecklenburg County, NC, “A”, 5%, 8/01/18	2,100,000	2,317,350
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/30	2,000,000	2,290,760
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	580,000	584,472

		$8,070,552
General Obligations - Schools - 2.5%
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/36	$3,705,000	$1,633,016
Wake County, NC, “C”, 5%, 3/01/24	5,570,000	6,948,408

		$8,581,424
Healthcare Revenue - Hospitals - 20.1%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/38 (Prerefunded 10/01/17)	$2,000,000	$2,149,780
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/31	1,000,000	1,036,980
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/34	4,000,000	4,403,080
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	1,140,000	1,377,633
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	360,000	408,794
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	525,000	598,768
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,820,000	1,857,983
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	310,000	359,764
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	1,450,000	1,649,854
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	790,000	884,215
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	1,110,000	1,230,857
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	55,000	58,947
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	430,000	437,792
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	320,000	350,618
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/36 (Prerefunded 4/01/18)	1,960,000	2,146,690
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/26	2,000,000	2,353,240
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/31	1,000,000	1,166,870
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/35 (Prerefunded 1/01/21)	800,000	971,368
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/35	1,620,000	1,795,478

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	$3,500,000	$3,888,885
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/42	2,420,000	2,723,081
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/40	3,000,000	3,353,010
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/30	5,250,000	5,845,560
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/33	3,000,000	3,417,660
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/31	4,355,000	4,860,877
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/38	1,825,000	2,007,792
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/36	2,000,000	2,303,900
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/25 (Prerefunded 10/01/17)	1,600,000	1,716,368
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/29	2,215,000	2,497,811
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/34	2,000,000	2,205,160
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/38	1,000,000	1,069,240
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 10/01/26	1,155,000	1,187,121
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	2,040,000	2,426,376
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/39 (Prerefunded 11/15/19)	470,000	564,611
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	270,000	321,929
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	635,000	762,559
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	2,195,000	2,568,391

		$68,959,042
Healthcare Revenue - Long Term Care - 2.9%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	$1,500,000	$1,575,795
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/45	1,000,000	1,036,270
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/37	1,500,000	1,546,650
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	1,500,000	1,518,105
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/31	480,000	511,368
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/39	1,520,000	1,627,874
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/33	1,590,000	1,643,742
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	35,000	41,950
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	220,000	269,661

		$9,771,415
Human Services - 0.3%
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/34	$1,000,000	$1,002,510

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/34	$1,000,000	$1,123,170

Miscellaneous Revenue - Other - 2.3%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/25	$1,000,000	$1,228,900
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	420,000	451,063
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	640,000	684,755
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,700,000	1,755,114
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	3,145,000	3,633,356
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	100,000	112,560

		$7,865,748
Multi-Family Housing Revenue - 0.2%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/22	$680,000	$701,774

Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/40	$1,000,000	$1,118,630

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$1,675,000	$1,944,390
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	1,140,000	1,267,327
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	2,385,000	2,737,145
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	15,000	17,275
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	940,000	531,119

		$6,497,256
Single Family Housing - State - 0.7%
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/38	$1,135,000	$1,148,030
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/38	1,225,000	1,253,004

		$2,401,034
State & Local Agencies - 13.9%
Asheville, NC, Limited Obligation, 5%, 4/01/28	$400,000	$462,272
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/39	5,130,000	5,653,209
Charlotte, NC, COP (Transit Projects), 5%, 6/01/33	3,000,000	3,242,190
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/26	1,250,000	1,522,063
Charlotte, NC, COP, “E”, 5%, 6/01/26	760,000	849,954
Charlotte, NC, COP, “E”, 5%, 6/01/34	2,000,000	2,203,980
Chatham County, NC, Limited Obligation Bond, 5%, 11/01/28	2,345,000	2,819,323
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	2,310,000	1,917,993
Harnett County, NC, 5%, 6/01/28	45,000	45,167
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/29	400,000	438,704
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/27	3,230,000	3,506,811
Mecklenburg County, NC, COP, “A”, 5%, 2/01/28 (Prerefunded 2/01/19)	350,000	392,322
Mooresville, NC, Certificates of Participation, 5%, 9/01/32 (Prerefunded 9/01/17)	3,120,000	3,333,938
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/30	2,000,000	2,279,280
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/26 (Prerefunded 5/01/19)	1,450,000	1,635,760
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/24	750,000	891,233
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/35	2,000,000	2,166,720
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/26	1,000,000	1,098,420
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/32	3,000,000	3,347,100
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/33	6,000,000	6,807,360
Wilmington, NC, COP, “A”, 5%, 6/01/38	2,650,000	2,861,311

		$47,475,110
Tax - Other - 2.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$420,000	$465,587
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	145,000	160,963
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	2,150,000	1,938,204
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	430,000	419,753
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	1,005,000	1,124,907
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/33	625,000	710,081
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	305,000	329,961
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	350,000	371,315
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	305,000	336,147
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	2,090,000	2,268,862

		$8,125,780
Tax Assessment - 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/40	$1,000,000	$1,018,100

Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	$1,295,000	$1,182,736
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,975,000	2,356,136

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$875,000	$887,171
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	540,000	442,514

		$4,868,557
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$435,000	$545,560
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	350,000	431,183
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	725,000	835,476
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,160,000	1,284,596

		$3,096,815
Transportation - Special Tax - 4.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$1,715,000	$1,777,838
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	370,000	364,691
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	45,000	44,045
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	130,000	126,097
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/18	5,810,000	6,246,041
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/28	2,300,000	2,637,065
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	3,000,000	3,439,800

		$14,635,577
Universities - Colleges - 15.9%
Appalachian State University, NC, Rev., 4%, 10/01/19	$1,080,000	$1,189,285
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,129,070
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	2,000,000	2,195,280
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,545,000	1,655,143
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/35	3,075,000	3,585,758
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/33	1,000,000	1,092,880
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/28	980,000	1,077,520
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/29	865,000	956,707
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/31	2,000,000	2,202,120
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/38	1,000,000	1,101,680
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/45	1,500,000	1,683,840
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/38	2,500,000	2,777,575
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/31	3,240,000	3,455,492
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	450,000	508,856
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/20	2,180,000	2,181,809
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	170,000	147,047
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	275,000	236,869
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	115,000	81,855
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	55,000	39,169
University of North Carolina, Chapel Hill, 5%, 12/01/31	3,250,000	3,499,470
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/34	200,000	220,796
University of North Carolina, Charlotte, Rev., 5%, 4/01/43	1,715,000	1,951,859
University of North Carolina, Greensboro, Rev., 5%, 4/01/26	3,000,000	3,488,610
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	2,000,000	2,293,480
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/29	5,000,000	6,041,850
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/34	1,890,000	2,115,250
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/34	2,000,000	2,222,940
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/24	1,615,000	1,876,081
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/25	1,705,000	1,979,880

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	$195,000	$206,515
Winston-Salem State University, NC, General Rev., 5%, 4/01/33	1,000,000	1,108,950

		$54,303,636
Universities - Dormitories - 2.1%
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 6/01/28 (Prerefunded 6/01/16)	$1,825,000	$1,860,332
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/28	3,045,000	3,571,085
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/29	1,550,000	1,736,589

		$7,168,006
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$450,000	$461,313

Utilities - Municipal Owned - 6.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/20	$1,000,000	$1,156,010
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,000,000	1,178,220
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	520,000	605,270
North Carolina Eastern Municipal Power Agency, ETM, AMBAC, 6%, 1/01/18	14,245,000	15,681,751
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 1/01/30	2,500,000	2,748,000
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	40,000	38,924

		$21,408,175
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$1,695,000	$2,378,119
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,055,000	1,178,382
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,290,000	1,541,511
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	805,000	921,162
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	255,000	280,079

		$6,299,253
Water & Sewer Utility Revenue - 10.1%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/32 (Prerefunded 8/01/17)	$1,000,000	$1,066,100
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/40	1,250,000	1,446,788
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/35	3,000,000	3,295,680
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/36	4,410,000	5,112,513
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/30	495,000	553,930
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/29	1,590,000	1,837,007
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/35	1,750,000	1,936,165
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/33	2,400,000	2,615,784
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/33	2,000,000	2,206,720
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	95,000	107,186
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	60,000	67,270
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	140,000	155,978
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	115,000	128,035
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/29	1,400,000	1,667,848
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/30	500,000	577,390
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/31	1,600,000	1,888,112
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/34 (Prerefunded 6/01/19)	1,000,000	1,165,570
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/36	800,000	923,664
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/29	3,145,000	3,724,718
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/34	2,000,000	2,242,060
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/31	750,000	898,425
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/32	750,000	895,275

		$34,512,218
Total Municipal Bonds		$334,644,117

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	2,612,824	$2,612,824
Total Investments		$337,256,941

Other Assets, Less Liabilities - 1.4%		4,898,945
Net Assets - 100.0%		$342,155,886

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$334,644,117	$—	$334,644,117
Mutual Funds	2,612,824	—	—	2,612,824
Total Investments	$2,612,824	$334,644,117	$—	$337,256,941

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$309,937,296
Gross unrealized appreciation	27,515,254
Gross unrealized depreciation	(195,609)
Net unrealized appreciation (depreciation)	$27,319,645

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,496,659	35,281,665	(40,165,500)	2,612,824

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,422	$2,612,824

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

North Carolina	74.8%
Puerto Rico	4.6%
Illinois	2.5%
Guam	2.2%
New York	1.8%
Michigan	1.6%
U.S. Virgin Islands	1.5%
California	1.3%
New Jersey	1.1%
Tennessee	1.1%
Wisconsin	0.9%
Florida	0.8%
Virginia	0.7%
Colorado	0.6%
Kentucky	0.6%
New Hampshire	0.6%
Pennsylvania	0.6%
Texas	0.6%
Ohio	0.4%
Indiana	0.3%
Louisiana	0.3%
Washington	0.3%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

December 31, 2015

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
Airport Revenue - 2.6%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	$215,000	$248,687
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	335,000	388,014
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/40	2,000,000	2,231,340
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	55,000	60,915
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	65,000	73,260
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	45,000	48,732
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	80,000	86,134

		$3,137,082
General Obligations - General Purpose - 7.7%
Cambria County, PA, BAM, 5%, 8/01/20	$1,000,000	$1,142,370
Commonwealth of Pennsylvania, 5%, 4/15/19	1,000,000	1,118,430
Commonwealth of Pennsylvania, 5%, 6/01/20	1,500,000	1,723,815
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	325,000	332,790
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	170,000	169,162
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	75,000	90,774
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	90,000	109,778
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/32	595,000	343,732
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/28	1,000,000	1,151,150
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/24	1,000,000	1,148,280
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	380,000	386,281
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	275,000	278,839
Township of Cranberry Butler County, PA, 5%, 10/01/35	1,000,000	1,181,850

		$9,177,251
General Obligations - Schools - 10.9%
Carlisle, PA, School District, 5%, 9/01/26	$1,000,000	$1,142,420
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/31	1,150,000	711,011
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/33	760,000	439,098
Daniel Boone, PA, School District Rev., 5%, 8/15/32 (Prerefunded 8/15/18)	160,000	176,456
Daniel Boone, PA, School District Rev., 5%, 8/15/32 (Prerefunded 8/15/18)	110,000	121,314
Daniel Boone, PA, School District Rev., 5%, 8/15/32	230,000	249,739
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/34	1,275,000	1,426,075
Northampton County, PA, Area School District, “A”, 5%, 10/01/33	1,000,000	1,149,000
Northampton County, PA, Area School District, “A”, 5%, 10/01/34	1,210,000	1,385,450
Pittsburgh, PA, School District, “B”, 5%, 9/01/21	1,000,000	1,173,590
Reading, PA, School District, “A”, 5%, 4/01/18	1,000,000	1,063,950
Reading, PA, School District, “A”, 5%, 4/01/20	665,000	734,865
Scranton, PA, School District, “A”, AGM, 5%, 7/15/27	1,340,000	1,405,124
West Chester, PA, Area School District, “A”, 5%, 5/15/24	500,000	623,075
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/34	1,000,000	1,112,790

		$12,913,957
Healthcare Revenue - Hospitals - 18.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/18	$500,000	$551,230
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	1,000,000	1,119,430
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/40	1,500,000	1,646,400
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/39 (Prerefunded 7/01/19)	500,000	604,335
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/41	500,000	583,945
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/40	1,000,000	1,095,520
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 6/01/20	750,000	855,338
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	305,000	333,725

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$705,000	$802,149
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/34	1,000,000	1,097,130
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	500,000	574,975
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	150,000	171,077
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/31	165,000	187,364
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	335,000	383,129
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	390,000	447,884
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 7/01/16	45,000	46,224
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/39	750,000	812,078
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	105,000	121,856
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/27	250,000	258,550
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/37	250,000	257,848
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/30	500,000	552,600
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	20,000	21,435
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	150,000	152,718
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	105,000	115,046
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	500,000	541,940
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5%, 8/15/29	1,000,000	1,189,640
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/25	1,000,000	1,164,020
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	810,000	899,870
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/25 (Prerefunded 6/01/18)	430,000	480,052
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/25	320,000	346,723
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	1,000,000	1,117,780
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/33	500,000	558,940
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/39 (Prerefunded 11/15/19)	155,000	186,202
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/32	500,000	589,610
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/30	1,000,000	1,090,590
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	485,000	497,508

		$21,454,861
Healthcare Revenue - Long Term Care - 4.5%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	$300,000	$302,679
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	250,000	254,660
Chester County, PA, Health & Educational Facilities Authority Rev., (Simpson Senior Services Project), “A”, 5.25%, 12/01/45	500,000	501,895
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	500,000	533,200
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	500,000	521,795
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39 (Prerefunded 1/01/19)	450,000	518,994
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39	50,000	56,982
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/45	500,000	516,030
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	500,000	564,350
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/29	250,000	281,825
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	400,000	402,480
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	65,000	75,156
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	105,000	120,505
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	500,000	543,730
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	10,000	11,986
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	70,000	85,801

		$5,292,068

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 0.4%
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/43	$500,000	$504,710

Industrial Revenue - Other - 1.1%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/31	$1,000,000	$1,270,080

Miscellaneous Revenue - Other - 1.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$145,000	$155,724
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	225,000	240,734
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	580,000	598,804
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	750,000	829,380

		$1,824,642
Sales & Excise Tax Revenue - 0.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$580,000	$673,281
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	120,000	124,178
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	135,000	144,318
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	325,000	183,632

		$1,125,409
Secondary Schools - 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	$345,000	$420,817
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/25	150,000	183,875
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/26	210,000	255,007
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	500,000	487,895
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/40	500,000	535,050
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	665,000	741,974
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	400,000	428,628
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	400,000	460,000

		$3,513,246
Single Family Housing - Local - 0.2%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 11/01/37	$235,000	$238,346

Single Family Housing - State - 0.8%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/22	$910,000	$924,041

Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/19	$160,000	$160,573
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	500,000	553,370

		$713,943
State & Local Agencies - 3.6%
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/36	$1,500,000	$1,658,205
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	815,000	893,615
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	745,000	618,574
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	60,000	66,665
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/23 (Prerefunded 7/01/18)	440,000	488,880
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	500,000	567,105

		$4,293,044
Tax - Other - 1.5%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$750,000	$799,185
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	140,000	155,196
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	45,000	49,954

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	$605,000	$584,424
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	125,000	140,866

		$1,729,625
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	$220,000	$222,992

Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	$665,000	$612,332
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	755,000	900,700
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	285,000	288,964
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	165,000	135,213
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	40,000	40,009

		$1,977,218
Toll Roads - 1.9%
Delaware River Port Authority Rev., 5%, 1/01/29	$1,145,000	$1,341,425
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/30	525,000	618,996
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	140,000	175,582
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	110,000	135,515

		$2,271,518
Transportation - Special Tax - 1.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	$250,000	$246,413
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/30	1,000,000	1,142,100

		$1,388,513
Universities - Colleges - 18.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/33	$1,250,000	$1,333,050
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/32	500,000	579,605
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 3/01/24 (Prerefunded 3/01/16)	1,000,000	1,007,870
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	250,000	270,223
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/40	500,000	542,065
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/33	1,000,000	1,149,420
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/31	250,000	280,620
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/26	1,000,000	1,065,630
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/39	300,000	322,575
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/31	565,000	614,336
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	750,000	829,268
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/31	350,000	393,803
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/40	1,000,000	1,083,060
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	1,050,000	1,152,522
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/37	500,000	537,710
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	505,000	541,001
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/34	250,000	272,840
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/33	500,000	559,990
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/37	630,000	669,142
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/27	500,000	520,600
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/37	500,000	513,540
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 6/01/20	500,000	507,665
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	500,000	556,885
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/27	805,000	962,555

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	$95,000	$81,827
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/38	1,000,000	1,078,400
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “B”, 5%, 4/01/27	520,000	633,953
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/30	1,000,000	1,127,590
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/35	1,000,000	1,121,410
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), “A”, 5%, 11/01/26	1,000,000	1,178,650

		$21,487,805
Universities - Dormitories - 3.1%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/45	$1,000,000	$1,046,500
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	1,000,000	1,042,890
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	1,000,000	1,078,210
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	500,000	559,145

		$3,726,745
Utilities - Investor Owned - 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/39	$1,000,000	$1,092,870
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	415,000	483,326
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	110,000	112,650
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/39	1,000,000	1,108,890

		$2,797,736
Utilities - Municipal Owned - 1.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$315,000	$352,791
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	95,000	108,814
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	105,000	119,492
Philadelphia, PA, Gas Works Rev., 5%, 8/01/31	500,000	583,645
Philadelphia, PA, Gas Works Rev., 5.25%, 8/01/40	1,000,000	1,114,090

		$2,278,832
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$545,000	$764,646
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	280,000	379,106
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	420,000	469,119
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	235,000	277,772
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	255,000	291,797
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	75,000	82,376

		$2,264,816
Water & Sewer Utility Revenue - 7.1%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/30	$500,000	$590,465
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/40	1,000,000	1,129,570
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/33	1,000,000	1,132,420
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/40	1,000,000	1,126,530
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/42	500,000	538,700
Delaware County, PA, Regional Water Quality Control Authority Rev., 5%, 5/01/27	450,000	538,709
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	45,000	51,036
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	120,000	137,993
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	260,000	286,229
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/31	1,000,000	1,016,470
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/32	1,000,000	1,097,240
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/30	750,000	822,705

		$8,468,067
Total Municipal Bonds		$114,996,547

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	2,636,967	$2,636,967
Total Investments		$117,633,514

Other Assets, Less Liabilities - 0.9%		1,087,697
Net Assets - 100.0%		$118,721,211

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$114,996,547	$—	$114,996,547
Mutual Funds	2,636,967	—	—	2,636,967
Total Investments	$2,636,967	$114,996,547	$—	$117,633,514

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,329,821
Gross unrealized appreciation	9,329,599
Gross unrealized depreciation	(25,906)
Net unrealized appreciation (depreciation)	$9,303,693

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,736,542	21,862,487	(20,962,062)	2,636,967

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,427	$2,636,967

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Pennsylvania	81.7%
Illinois	2.8%
Puerto Rico	2.0%
Michigan	1.5%
Guam	1.5%
California	1.2%
New Jersey	1.0%
Florida	1.0%
Colorado	0.9%
Tennessee	0.9%
Texas	0.9%
Kentucky	0.7%
Wisconsin	0.5%
New York	0.5%
Indiana	0.3%
Louisiana	0.3%
Georgia	0.3%
U.S. Virgin Islands	0.2%
New Hampshire (o)	0.0%

(o)	Less than 0.1%.

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

December 31, 2015

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.4%
Airport Revenue - 3.2%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/21	$2,000,000	$2,347,214
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	220,000	245,267
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	155,000	171,033
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/40	2,250,000	2,494,103
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	90,000	99,680
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	10,000	11,271
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	75,000	81,220
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	120,000	129,202

		$5,578,990
General Obligations - General Purpose - 7.7%
Aiken County, SC, County Administration Building Project, 5%, 3/01/25	$910,000	$1,077,194
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/20	2,000,000	2,351,660
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 3/01/33	1,000,000	1,150,730
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	490,000	501,745
Guam Government, “A”, 5.25%, 11/15/37	280,000	302,873
Guam Government, “A”, 7%, 11/15/39	50,000	60,988
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/16	165,000	166,091
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	85,000	85,655
Richland County, SC, General Obligation, “B”, 5%, 3/01/23	1,000,000	1,227,850
South Carolina, State Highway, “A”, 5%, 6/01/18	3,000,000	3,293,100
York County, SC, 5%, 11/01/20	1,675,000	1,969,381
York County, SC, 5%, 11/01/21	1,000,000	1,200,840

		$13,388,107
General Obligations - Schools - 9.1%
Anderson County, SC, School District, “A”, 5%, 3/01/21	$1,065,000	$1,260,832
Anderson County, SC, School District, “A”, 5%, 3/01/26	1,240,000	1,560,776
Chesterfield County, SC, School District, 5%, 3/01/25	3,000,000	3,496,950
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/23	1,030,000	1,254,066
Oconee County, GA, General Obligation, “A”, 5%, 3/01/22	805,000	971,683
Orangeburg County, SC, Consolidated School District, 4%, 4/01/19	1,315,000	1,433,547
Richland County, SC, School District No. 1, “A”, 5%, 3/01/25	2,000,000	2,336,600
Richland County, SC, School District No. 1, “A”, 5%, 3/01/29	3,000,000	3,492,630

		$15,807,084
Healthcare Revenue - Hospitals - 16.3%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	$400,000	$437,672
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	925,000	1,052,465
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/37	3,000,000	3,323,490
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/20	3,400,000	3,801,506
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/39	1,000,000	1,100,000
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/31	1,950,000	2,169,492
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	550,000	632,473
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	480,000	580,056
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	180,000	205,292
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/31	155,000	176,009
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	605,000	694,794
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	865,000	994,741
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/32	1,500,000	1,587,300
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/26	500,000	574,265

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	$465,000	$474,705
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	400,000	447,704
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/39	445,000	493,452
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	220,000	223,986
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	165,000	180,787
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/29 (Prerefunded 1/01/19)	585,000	675,903
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	915,000	1,088,301
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/37	1,250,000	1,355,900
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	275,000	298,265
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/30	1,000,000	1,137,760
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/38	1,500,000	1,663,200
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 11/01/30	375,000	380,539
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/37	2,000,000	2,188,000
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	105,000	125,195
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	255,000	306,224

		$28,369,476
Healthcare Revenue - Long Term Care - 0.9%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	205,834	$207,573
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	152,775	15,690
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/26	400,000	401,752
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/43	750,000	765,638
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	250,000	257,855

		$1,648,508
Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	$1,000,000	$1,002,670

Industrial Revenue - Other - 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/17	$1,000,000	$1,076,190

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$1,000,000	$1,071,420
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	100,000	122,439

		$1,193,859
Miscellaneous Revenue - Other - 0.5%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$835,000	$862,071
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	45,000	50,652

		$912,723
Multi-Family Housing Revenue - 0.6%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/38	$1,000,000	$1,003,390

Port Revenue - 1.0%
South Carolina Port Authority Rev., 5%, 7/01/29	$450,000	$522,306
South Carolina Port Authority Rev., 5%, 7/01/33	500,000	569,710
South Carolina Port Authority Rev., 5%, 7/01/28	300,000	349,551
South Carolina Ports Authority, Ports Rev., 5.25%, 7/01/40	250,000	279,770

		$1,721,337
Sales & Excise Tax Revenue - 0.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$725,000	$815,727
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	200,000	213,804

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	$475,000	$268,385

		$1,297,916
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$220,000	$232,221

Single Family Housing - State - 1.1%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$830,000	$831,179
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 7/01/32	1,105,000	1,110,205

		$1,941,384
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/28 (Prerefunded 10/01/17)	$1,000,000	$1,072,550

State & Local Agencies - 10.3%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/24	$1,000,000	$1,231,340
Berkeley County, SC, School District Special Obligation, 5%, 12/01/20	800,000	917,928
Berkeley County, SC, School District Special Obligation, 5%, 12/01/21	1,000,000	1,166,590
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/21	1,000,000	1,191,450
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/31 (Prerefunded 12/01/16)	3,720,000	3,873,524
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/30	3,595,000	4,217,546
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	1,330,000	1,104,299
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/28 (Prerefunded 12/01/16)	680,000	707,873
Lexington County, SC, One School Facilities Corp. Installment Purchase Rev. (School District No. 1 SC Project), 5%, 12/01/30	725,000	848,243
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/39	290,000	334,695
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/28	2,000,000	2,357,700

		$17,951,188
Tax - Other - 5.1%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	$35,000	$33,993
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/22	1,025,000	1,179,867
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/29	750,000	841,425
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/30	500,000	562,480
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	180,000	199,537
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	60,000	66,605
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	275,000	247,910
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	280,000	273,328
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	1,170,000	1,130,208
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	160,000	180,309
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	585,000	671,393
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	585,000	654,826
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/32	2,100,000	2,248,680
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	580,000	637,258

		$8,927,819
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$355,000	$355,305

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/37	$840,000	$773,472
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	850,000	1,014,033
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	235,000	192,575
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	920,000	762,680

		$2,742,760

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$335,000	$386,047
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	535,000	592,464

		$978,511
Transportation - Special Tax - 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$735,000	$735,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	20,000	19,576
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	60,000	58,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	165,000	145,012
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	65,000	60,137
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/23	2,825,000	3,300,222

		$4,318,146
Universities - Colleges - 5.9%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/22	$1,205,000	$1,432,962
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	200,000	226,158
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	64,874
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	125,000	107,668
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	39,148
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	21,365
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/32	1,000,000	1,042,270
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/28	700,000	834,197
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/30	1,800,000	2,114,766
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/35	1,000,000	1,120,680
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/38	1,000,000	1,083,600
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/40	2,000,000	2,236,960

		$10,324,648
Universities - Dormitories - 2.3%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/35	$2,555,000	$2,867,170
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/39	1,000,000	1,079,240

		$3,946,410
Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$800,000	$931,712
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	150,000	153,614

		$1,085,326
Utilities - Municipal Owned - 8.0%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/31	$2,500,000	$2,753,025
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/34	2,325,000	2,622,042
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	860,000	1,021,379
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	145,000	166,084
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	170,000	193,463
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/21	2,700,000	3,293,352
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/30	1,000,000	1,119,000
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	20,000	19,462
South Carolina Public Service Authority, “A”, 5.5%, 1/01/38 (Prerefunded 1/01/19)	195,000	220,871
South Carolina Public Service Authority, “A”, 5.5%, 1/01/38	2,305,000	2,565,857

		$13,974,535
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$685,000	$961,069
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/42	790,000	856,945

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	$130,000	$166,475
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	270,000	314,736
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	342,783
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	570,000	681,133
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	330,000	377,619

		$3,700,760
Water & Sewer Utility Revenue - 15.5%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/35	$1,000,000	$1,143,090
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/20	120,000	137,759
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/21	400,000	470,532
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/25	580,000	667,679
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/36	3,000,000	3,441,900
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/29	1,000,000	1,106,210
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/24 (Prerefunded 1/01/20)	1,000,000	1,147,980
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/30	1,000,000	1,086,650
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	315,000	346,777
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/30	500,000	602,505
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/35	500,000	591,480
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/32	1,405,000	1,463,617
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/39	2,000,000	2,259,060
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	50,000	56,414
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	30,000	33,635
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	70,000	77,989
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	60,000	66,801
North Charleston, SC, Sewer District, 5%, 7/01/39	3,425,000	3,930,051
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/34	2,000,000	2,327,120
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/33	1,000,000	1,139,830
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/39	2,000,000	2,226,440
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/17	2,040,000	2,163,073
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/25 (Prerefunded 12/01/17)	540,000	582,093

		$27,068,685
Total Municipal Bonds		$171,620,498

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	1,214,287	$1,214,287
Total Investments		$172,834,785

Other Assets, Less Liabilities - 0.9%		1,624,358
Net Assets - 100.0%		$174,459,143

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$171,620,498	$—	$171,620,498
Mutual Funds	1,214,287	—	—	1,214,287
Total Investments	$1,214,287	$171,620,498	$—	$172,834,785

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$160,443,959
Gross unrealized appreciation	12,443,395
Gross unrealized depreciation	(52,569)
Net unrealized appreciation (depreciation)	$12,390,826

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,648,818	15,146,341	(22,580,872)	1,214,287

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,688	$1,214,287

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of December 31, 2015, are as follows:

South Carolina	80.0%
U.S. Virgin Islands	2.6%
Puerto Rico	2.3%
California	1.7%
Michigan	1.6%
Guam	1.5%
Illinois	1.3%
Kentucky	1.3%
Tennessee	1.0%
New Jersey	0.8%
Florida	0.8%
Pennsylvania	0.6%
Colorado	0.6%
Virginia	0.6%
New Hampshire	0.6%
Nebraska	0.5%
New York	0.5%
Indiana	0.5%
Texas	0.4%
Georgia	0.3%
Washington	0.3%
Louisiana	0.2%
Ohio (o)	0.0%

(o)	Less than 0.1%

8

QUARTERLY REPORT

December 31, 2015

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.0%
Airport Revenue - 3.6%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	$200,000	$231,344
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/39	1,000,000	1,119,120
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/25	1,000,000	1,149,350
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/35	1,100,000	1,257,223

		$3,757,037
General Obligations - General Purpose - 19.4%
Chattanooga, TN, “B”, 4%, 10/01/23	$1,325,000	$1,499,781
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	195,000	199,674
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	215,000	232,563
Johnson City, TN, 5%, 6/01/31	1,000,000	1,105,130
Memphis, TN, “A”, 5%, 11/01/22	1,500,000	1,823,955
Memphis, TN, “B”, 5%, 4/01/34	1,025,000	1,196,616
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	1,000,000	1,180,390
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/21	2,000,000	2,315,320
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/28 (Prerefunded 1/01/18)	2,000,000	2,163,000
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/34	1,000,000	1,119,970
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	180,000	181,388
Shelby County, TN, “A”, 4.75%, 3/01/18	200,000	216,530
Shelby County, TN, “A”, 5%, 3/01/28	2,000,000	2,333,800
State of Tennessee, “A”, 5%, 10/01/29	1,500,000	1,764,405
Sumner County, TN, 5%, 6/01/21	1,300,000	1,541,020
Williamson County, TN, School District, “A”, 4%, 3/01/19	1,015,000	1,111,232

		$19,984,774
General Obligations - Schools - 0.9%
Williamson County, TN, School District, 5%, 4/01/26	$740,000	$942,057

Healthcare Revenue - Hospitals - 15.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$1,000,000	$1,079,290
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	500,000	558,510
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/33	1,000,000	1,125,740
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	295,000	322,783
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	680,000	773,704
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	405,000	489,422
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/28	1,500,000	1,732,500
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/38 (Prerefunded 4/01/18)	730,000	806,044
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/38	270,000	291,047
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/18	110,000	110,447
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	400,000	408,904
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	790,000	907,252
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	265,000	304,747
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/24	1,000,000	1,171,540
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/41	900,000	260,631
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	675,000	689,087
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/30	85,000	98,645
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	510,000	570,823
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 4.125%, 7/01/38	130,000	132,356
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	100,000	109,568
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/40	1,500,000	1,643,355

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/27	$1,500,000	$1,619,670
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/39 (Prerefunded 11/15/19)	170,000	204,221
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	785,000	918,536

		$16,328,822
Healthcare Revenue - Long Term Care - 3.0%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/23	$395,000	$400,605
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	1,000,000	1,036,910
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/37	1,000,000	1,063,800
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	550,000	559,977

		$3,061,292
Miscellaneous Revenue - Entertainment & Tourism - 2.8%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/29	$2,500,000	$2,845,975

Miscellaneous Revenue - Other - 4.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	$235,000	$234,991
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/21	535,000	630,086
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/23	1,205,000	1,457,243
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/26	835,000	899,145
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	515,000	531,696
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	980,000	1,132,174

		$4,885,335
Multi-Family Housing Revenue - 1.0%
Knoxville, TN, Community Development Corp., 5%, 7/01/24	$1,000,000	$1,002,110

Sales & Excise Tax Revenue - 2.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	$480,000	$557,198
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	300,000	333,507
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	120,000	128,282
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/31	725,000	832,046
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	285,000	161,031
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/54	2,890,000	202,473

		$2,214,537
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$130,000	$137,222

Single Family Housing - State - 1.7%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/29	$635,000	$661,943
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/24	1,070,000	1,133,312

		$1,795,255
State & Agency - Other - 1.0%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/40	$1,000,000	$1,050,080

State & Local Agencies - 9.0%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/20	$700,000	$800,576
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/24	1,000,000	1,135,260
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	795,000	660,089
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	360,000	394,690

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/33 (Prerefunded 5/01/18)	$1,640,000	$1,798,424
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/28	1,000,000	1,235,370
Tennessee School Bond Authority, “A”, 5%, 11/01/43	1,000,000	1,132,600
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/32	2,000,000	2,106,600

		$9,263,609
Tax - Other - 1.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	$20,000	$19,425
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	150,000	166,281
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	50,000	55,505
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	165,000	148,746
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	165,000	161,068
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	380,000	367,076
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	250,000	280,230
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	245,000	278,141

		$1,476,472
Tobacco - 1.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$200,000	$238,596
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	245,000	248,408
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	155,699
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	550,000	455,950
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/31	750,000	750,098

		$1,848,751
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	$200,000	$230,476
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	320,000	354,371

		$584,847
Transportation - Special Tax - 0.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/28	$600,000	$621,984
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	15,000	14,682
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	35,000	33,949
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	90,000	79,097
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	40,000	37,008

		$786,720
Universities - Colleges - 6.9%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/39	$500,000	$542,525
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	250,000	272,080
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/23	1,000,000	1,103,230
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/28	500,000	575,860
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/30	375,000	427,943
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 10/01/34	2,500,000	2,830,325
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	120,000	135,695
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	25,000	24,254
Shelby County, TN, Health Educational & Housing Facilities Rev. (Rhodes College), 5.5%, 8/01/40	1,000,000	1,183,580

		$7,095,492
Universities - Dormitories - 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/35	$500,000	$555,365

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 9.0%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/33 (Prerefunded 3/01/18)	$2,000,000	$2,176,020
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/35	1,000,000	1,073,470
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/34	1,250,000	1,408,113
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	300,000	335,991
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	470,000	519,660
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/29	1,000,000	1,080,350
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	195,000	226,976
Memphis, TN, Electric Systems Rev., 5%, 12/01/34	1,000,000	1,191,640
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/28	1,000,000	1,222,460
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	10,000	9,731

		$9,244,411
Utilities - Other - 1.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$225,000	$262,280
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	115,000	135,931
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	85,000	101,213
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,200,000	1,433,964

		$1,933,388
Water & Sewer Utility Revenue - 8.8%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/30	$150,000	$167,858
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/29	1,000,000	1,166,050
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 9/01/37	1,000,000	1,061,360
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/21	865,000	1,006,410
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/32	2,000,000	2,351,980
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	30,000	33,848
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	22,423
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	45,000	50,136
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	35,000	38,967
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	65,000	86,631
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 12/01/33	2,140,000	2,415,140
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/30	550,000	660,715

		$9,061,518
Total Municipal Bonds		$99,855,069

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	1,063,124	$1,063,124
Total Investments		$100,918,193

Other Assets, Less Liabilities - 2.0%		2,045,583
Net Assets - 100.0%		$102,963,776

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$99,855,069	$—	$99,855,069
Mutual Funds	1,063,124	—	—	1,063,124
Total Investments	$1,063,124	$99,855,069	$—	$100,918,193

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$93,465,243
Gross unrealized appreciation	7,482,047
Gross unrealized depreciation	(29,097)
Net unrealized appreciation (depreciation)	$7,452,950

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,310,314	19,453,103	(21,700,293)	1,063,124

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,522	$1,063,124

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Tennessee	81.1%
Guam	2.6%
Puerto Rico	2.3%
Kentucky	1.9%
New York	1.9%
U.S. Virgin Islands	1.3%
Florida	1.2%
Illinois	1.1%
New Jersey	1.1%
Wisconsin	0.9%
Pennsylvania	0.6%
Virginia	0.6%
Colorado	0.6%
New Hampshire	0.6%
Georgia	0.3%
Michigan	0.1%
Texas	0.1%
Mississippi	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

6

QUARTERLY REPORT

December 31, 2015

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.5%
Airport Revenue - 3.3%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	$510,000	$589,932
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	855,000	990,304
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/28	1,500,000	1,643,985
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/27	980,000	1,167,876
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/28	1,000,000	1,184,890
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/23	2,000,000	2,260,960
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/24	1,000,000	1,147,940

		$8,985,887
General Obligations - General Purpose - 13.2%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/22	$1,950,000	$2,376,875
Chesapeake, VA, “B”, 5%, 6/01/23	1,930,000	2,257,868
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	780,000	798,697
Guam Government, “A”, 5.25%, 11/15/37	540,000	584,113
Guam Government, “A”, 6.75%, 11/15/29	925,000	1,119,546
Guam Government, “A”, 7%, 11/15/39	110,000	134,173
Isle Wight County, VA, “A”, 4%, 4/01/20	1,045,000	1,163,691
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/22	3,000,000	3,678,690
Loudoun County, VA, General Obligation Public Improvement, “B”, 5%, 11/01/18	5,500,000	6,116,165
Lynchburg, VA, Public Improvement, 5%, 12/01/23	1,000,000	1,159,180
Lynchburg, VA, Public Improvement, 5%, 6/01/26	1,000,000	1,216,340
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/22	1,255,000	1,508,021
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/32	500,000	582,790
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/16	255,000	256,686
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	325,000	330,372
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	225,000	228,141
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	135,000	136,041
Richmond, VA, Public Improvement, “A”, 5%, 3/01/24	1,785,000	2,165,419
Richmond, VA, Public Improvement, “A”, 5%, 3/01/28	220,000	260,953
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/22	555,000	674,314
Suffolk, VA, General Obligation, 5%, 12/01/21	3,330,000	4,004,525
Suffolk, VA, General Obligation, 5%, 12/01/22	2,480,000	3,037,405
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/22	2,000,000	2,422,440

		$36,212,445
Healthcare Revenue - Hospitals - 16.6%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/37	$1,000,000	$1,039,521
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5.5%, 5/15/35	1,500,000	1,695,495
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/44	2,000,000	2,267,220
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/25	500,000	556,175
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/37	2,000,000	2,153,780
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/31	750,000	842,805
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/33	1,000,000	1,113,600
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/19	1,125,000	1,226,543
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/42	1,705,000	1,900,700
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/20	1,500,000	1,685,550
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	970,000	1,172,197
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	395,000	450,501
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/31	375,000	425,828

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	$1,635,000	$1,669,122
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	635,000	710,730
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/36	2,875,000	3,241,016
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/33	2,385,000	2,635,139
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/38 (Prerefunded 7/01/20)	45,000	52,362
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 7/01/38	2,955,000	3,239,862
Roanoke, VA, Industrial Development Authority Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/17	1,590,000	1,670,438
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39	1,805,000	2,146,867
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 9/01/37	2,000,000	2,086,820
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/40	4,000,000	4,439,400
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/29	1,400,000	1,600,676
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	220,000	262,313
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	530,000	636,466
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	2,000,000	2,232,880
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/28	600,000	711,558
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/30	400,000	469,808
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	1,280,000	1,313,011

		$45,648,383
Healthcare Revenue - Long Term Care - 2.4%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/42	$1,000,000	$1,044,390
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/30	1,000,000	1,112,470
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/38	750,000	628,448
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/24	395,000	441,689
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/25	385,000	427,046
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	200,800	9,036
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 1/01/37	1,000,000	1,022,160
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	500,000	508,830
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/31	750,000	753,360
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	175,000	202,344
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	265,000	304,133

		$6,453,906
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	$100,000	$121,495
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	130,000	159,171
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	1,683,272	17

		$280,683
Miscellaneous Revenue - Other - 0.5%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$1,355,000	$1,398,929
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	80,000	90,048

		$1,488,977
Multi-Family Housing Revenue - 5.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/31 (Put Date 11/01/19)	$2,610,000	$2,648,132
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/38	1,355,000	1,374,119
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/30	1,450,000	1,602,018
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/45	3,050,000	3,186,457
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/39	3,000,000	3,115,860

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/37	$1,330,000	$1,396,886
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/45	2,125,000	2,219,265

		$15,542,737
Port Revenue - 1.3%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/31	$3,000,000	$3,492,780

Sales & Excise Tax Revenue - 0.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	$1,320,000	$1,485,185
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/28 (Prerefunded 8/01/19)	40,000	46,068
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	750,000	423,765

		$1,955,018
Secondary Schools - 0.8%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/40	$1,900,000	$2,066,155

Single Family Housing - State - 2.7%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	$1,370,000	$1,371,945
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 7/01/32	2,000,000	2,012,980
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/41	3,770,000	3,985,342

		$7,370,267
State & Local Agencies - 10.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.028%, 6/01/37	$1,955,000	$1,623,237
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/33	500,000	592,065
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/34	1,000,000	1,178,990
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/35	1,000,000	1,198,980
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/29	500,000	534,890
Powhatan County, VA, 5%, 1/15/32	2,500,000	2,789,875
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	2,400,000	2,613,048
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/33	600,000	644,550
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/23	2,140,000	2,600,828
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/29	1,500,000	1,663,215
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/27	3,000,000	3,501,390
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/20	3,000,000	3,493,050
Virginia Public Building Authority Rev., “B”, 5.25%, 8/01/28	1,000,000	1,105,130
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/29	950,000	1,061,179
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/21	1,000,000	1,132,320
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/19	1,175,000	1,331,863
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/30	1,000,000	1,151,580
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/29 (Prerefunded 8/01/19)	100,000	113,646

		$28,329,836
Tax - Other - 2.3%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	$50,000	$48,562
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	365,000	404,617
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	120,000	133,211
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	445,000	434,396
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	1,900,000	1,835,381
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	830,000	929,027
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	250,000	270,460
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	285,000	302,357
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	250,000	275,530
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/29	1,645,000	1,785,779

		$6,419,320

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$750,000	$810,668
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/35	500,000	514,540

		$1,325,208
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	$275,000	$239,808
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	1,110,000	981,329
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,230,000	1,142,498
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,575,000	1,878,944
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	690,000	699,598
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/21	140,000	140,032
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/47	2,000,000	1,562,660

		$6,644,869
Toll Roads - 3.4%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	$2,000,000	$2,140,040
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/34	2,500,000	2,681,775
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	565,000	651,095
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	905,000	1,002,206
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/29	2,500,000	2,913,200

		$9,388,316
Transportation - Special Tax - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	$35,000	$34,257
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	95,000	92,148
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., “A”, 5%, 9/15/27	2,000,000	2,330,900
Virginia Port Authority Rev., 5%, 7/01/30	1,000,000	1,186,070
Virginia Port Authority Rev., 5%, 7/01/31	500,000	588,915
Virginia Port Authority, Port Fund Rev., 5%, 7/01/32	1,200,000	1,366,680
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/29	1,485,000	1,666,200
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/32	1,365,000	1,535,366

		$8,800,536
Universities - Colleges - 7.6%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/26	$1,770,000	$1,675,907
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/30	615,000	660,522
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/34	1,000,000	1,172,550
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	240,000	220,874
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	230,000	198,108
University of Virginia (University Rev.), 5%, 9/01/25	3,760,000	4,403,862
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/43	685,000	793,230
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/35	1,000,000	1,039,880
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	1,000,000	1,059,050
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/26	2,000,000	2,004,100
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/21	2,115,000	2,489,990
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/37	2,180,000	2,254,512
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/31	1,000,000	1,257,840
Virginia College Building Authority, Educational Facilities Rev. (Washington and Lee University), “A”, 5%, 1/01/40	1,000,000	1,162,720
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/33	500,000	565,115

		$20,958,260

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 3.3%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 7/15/16	$240,000	$246,967
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	785,000	879,176
Guam Power Authority Rev., “A”, 5.5%, 10/01/40	1,250,000	1,382,075
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/33	470,000	547,071
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	60,000	56,762
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	260,000	241,397
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,244
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,366
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	5,030
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,966
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	30,000	28,082
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	20,000	19,963
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	185,000	174,679
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	35,000	34,059
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/27	2,555,000	3,072,362
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/38	2,000,000	2,313,880

		$9,047,079
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	$945,000	$1,055,518
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	555,000	646,958
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	290,000	342,783
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	215,000	254,915
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	1,140,000	1,362,266

		$3,662,440
Water & Sewer Utility Revenue - 17.9%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/28	$1,000,000	$1,182,660
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	60,000	68,048
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	175,000	201,240
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	620,000	682,546
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33 (Prerefunded 4/01/18)	745,000	812,355
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/33	1,255,000	1,355,726
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/38	3,750,000	4,050,975
James City, VA, Water & Sewer Rev., 5%, 1/15/40	1,290,000	1,381,835
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	80,000	90,262
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	50,000	56,059
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	110,000	122,554
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	100,000	111,335
Norfolk, VA, Water Rev., 5%, 11/01/28	1,000,000	1,172,860
Norfolk, VA, Water Rev., 4.75%, 11/01/38	4,000,000	4,417,920
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/41 (Prerefunded 7/01/17)	2,000,000	2,126,240
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/22	1,310,000	1,595,973
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/27 (Prerefunded 10/01/17)	3,000,000	3,203,850
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/31 (Prerefunded 10/01/19)	1,000,000	1,140,290
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/33	1,120,000	1,241,878
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/40	1,400,000	1,588,482
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/38 (Prerefunded 11/01/18)	2,600,000	2,890,524
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/25 (Prerefunded 11/01/21)	95,000	114,090
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	175,000	195,774
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/33 (Prerefunded 11/01/18)	1,705,000	1,907,401
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/25 (u)	1,245,000	1,480,056
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/27 (u)	5,755,000	6,806,439
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/28 (u)	3,000,000	3,533,520
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/25	1,500,000	1,762,500

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/33	$2,245,000	$1,215,533
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/34	2,250,000	1,160,010
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/35	1,950,000	955,968
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/36	1,250,000	581,663

		$49,206,566
Total Municipal Bonds		$273,279,668

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	2,571,049	$2,571,049
Total Investments		$275,850,717

Other Assets, Less Liabilities - (0.5)%		(1,246,050)
Net Assets - 100.0%		$274,604,667

(a)	Non-income producing security.
(d)	In default.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$273,279,668	$—	$273,279,668
Mutual Funds	2,571,049	—	—	2,571,049
Total Investments	$2,571,049	$273,279,668	$—	$275,850,717

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$251,682,949
Gross unrealized appreciation	21,058,135
Gross unrealized depreciation	(1,895,793)
Net unrealized appreciation (depreciation)	$19,162,342

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,885,858	35,139,405	(35,454,214)	2,571,049

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,045	$2,571,049

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of December 31, 2015, are as follows:

Virginia	77.4%
Washington DC	3.5%
National Issue	2.5%
Guam	2.1%
Puerto Rico	2.1%
Illinois	1.7%
Tennessee	1.4%
U.S. Virgin Islands	1.4%
Michigan	0.9%
Ohio	0.9%
New York	0.7%
Colorado	0.6%
Kentucky	0.6%
Pennsylvania	0.6%
California	0.5%
Wisconsin	0.5%
Louisiana	0.3%
Massachusetts	0.3%
New Hampshire	0.3%
New Jersey	0.3%
Washington	0.3%
Texas	0.2%
Indiana	0.1%

8

QUARTERLY REPORT

December 31, 2015

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.1%
Airport Revenue - 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	$155,000	$172,801
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	110,000	121,378
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	70,000	78,895
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	60,000	66,453
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	59,561
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	85,000	91,518

		$590,606
General Obligations - General Purpose - 4.0%
Guam Government, “A”, 6.75%, 11/15/29 (Prerefunded 11/15/19)	$35,000	$42,361
Guam Government, “A”, 5.25%, 11/15/37 (Prerefunded 11/15/17)	250,000	270,423
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	45,000	54,889
State of West Virginia, 4%, 6/01/22	2,000,000	2,214,940
State of West Virginia, 4%, 6/01/23	2,000,000	2,200,600

		$4,783,213
General Obligations - Schools - 8.4%
Hancock County, WV, Board of Education, 5%, 5/01/19	$1,130,000	$1,267,385
Hancock County, WV, Board of Education, 4.5%, 5/01/32	1,405,000	1,522,528
Monongalia County, WV, Board of Education, 5%, 5/01/29	1,000,000	1,154,650
Monongalia County, WV, Board of Education, 5%, 5/01/31	2,000,000	2,293,640
Putnam County, WV, Board of Education, 4%, 5/01/20	2,500,000	2,783,875
Putnam County, WV, Board of Education, 4%, 5/01/25	1,000,000	1,079,150

		$10,101,228
Healthcare Revenue - Hospitals - 17.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	$725,000	$824,905
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	450,000	517,478
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	420,000	507,549
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/25	340,000	388,848
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	410,000	470,852
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	290,000	333,497
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	725,000	740,131
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 7/01/38	675,000	715,156
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	855,000	972,845
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/41	1,100,000	1,295,701
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	1,000,000	1,152,650
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/27	750,000	835,155
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/34	1,000,000	1,112,840
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,142,030
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/23	2,000,000	2,425,680
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	500,000	528,735
West Virginia Hospital Finance Authority Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 6/01/22	2,500,000	2,542,250
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	1,000,000	1,114,030
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	1,000,000	1,112,730
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/44	1,460,000	1,669,744
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/35	1,000,000	1,100,690

		$21,503,496

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 8.9%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	$605,000	$690,910
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	140,000	150,354
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	215,000	230,035
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	580,000	598,804
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/40	1,085,000	1,253,479
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/18	5,075,000	5,446,896
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/39	2,200,000	2,446,114

		$10,816,592
Sales & Excise Tax Revenue - 2.2%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/36	$335,000	$372,416
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/42	790,000	867,452
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/31	1,000,000	1,288,260
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	330,000	186,457

		$2,714,585
Single Family Housing - Local - 0.5%
West Virginia Housing Development Fund, “C”, 4.7%, 11/01/35	$600,000	$602,220

Single Family Housing - State - 0.3%
West Virginia Housing Development Fund Rev., “A”, 2.95%, 11/01/21	$300,000	$317,934

State & Local Agencies - 9.4%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/34	$545,000	$612,635
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 7/01/18	1,185,000	1,271,837
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/33	1,000,000	1,003,730
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/22	1,000,000	1,169,700
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/29	2,000,000	2,316,100
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/25	645,000	647,715
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/30	1,355,000	1,360,244
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/34	795,000	795,906
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/20	2,000,000	2,122,980

		$11,300,847
Tax - Other - 9.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/24	$160,000	$177,366
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/29	55,000	61,055
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	875,000	788,804
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/29	360,000	402,952
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/24	415,000	476,287
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/29	415,000	464,534
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/34	420,000	461,462
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/29	110,000	119,002
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/39	120,000	127,308
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/25	110,000	121,233
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	280,000	313,858
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	275,000	312,199
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/40	2,475,000	2,789,251
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/24	1,075,000	1,148,240
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/26	1,000,000	1,098,520
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/28	750,000	823,890
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/30	1,000,000	1,138,660

		$10,824,621

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/33	$455,000	$455,446
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	300,000	306,603

		$762,049
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	$620,000	$739,648
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	190,000	155,699

		$895,347
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	$155,000	$194,395
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	120,000	147,834

		$342,229
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/26	$560,000	$560,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	90,000	87,298

		$647,298
Universities - Colleges - 18.3%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/21	$380,000	$435,305
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/22	400,000	463,872
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/23	420,000	482,093
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/24	440,000	500,799
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/24	765,000	919,522
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/25	805,000	974,300
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/26	840,000	1,005,161
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/32	4,035,000	4,471,748
Marshall University, WV, University Rev., 5%, 5/01/30	2,000,000	2,251,380
Marshall University, WV, University Rev., 5%, 5/01/41	1,000,000	1,137,520
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/40	555,000	755,333
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	25,000	24,254
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/21	1,270,000	1,270,927
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/31	110,000	100,378
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/35	1,675,000	1,680,762
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/20	1,700,000	1,989,833
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/28	3,035,000	3,710,045

		$22,173,232
Utilities - Investor Owned - 2.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	$470,000	$547,381
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/29 (Put Date 8/01/16)	340,000	348,191
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 10/15/37	300,000	313,260
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company-Amos Project), “A”, FRN, 1.9%, 3/01/40 (Put Date 4/01/19)	1,500,000	1,506,315

		$2,715,147
Utilities - Municipal Owned - 1.3%
Guam Power Authority Rev., “A”, 5.5%, 10/01/30	$325,000	$363,990
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/24	605,000	718,528

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/33	$435,000	$505,496

		$1,588,014
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$615,000	$862,857
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	480,000	536,136
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	245,000	285,594
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	125,000	147,751
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/21	290,000	331,847
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	70,000	76,885

		$2,241,070
Water & Sewer Utility Revenue - 11.3%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/47	$1,000,000	$1,037,600
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/32	1,500,000	1,670,955
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/22	200,000	228,048
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/40	515,000	566,953
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	20,000	22,542
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	20,000	22,205
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/32	35,000	39,489
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/35	20,000	22,423
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/37	50,000	55,707
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/36	40,000	44,534
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	75,000	99,959
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/22	500,000	552,555
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/23	625,000	684,975
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/44	2,000,000	2,007,060
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/24	2,140,000	2,148,710
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/38	3,000,000	3,385,620
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/43	1,000,000	1,122,890

		$13,712,225
Total Municipal Bonds		$118,631,953

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	1,346,965	$1,346,965
Total Investments		$119,978,918

Other Assets, Less Liabilities - 0.8%		937,744
Net Assets - 100.0%		$120,916,662

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$118,631,953	$—	$118,631,953
Mutual Funds	1,346,965	—	—	1,346,965
Total Investments	$1,346,965	$118,631,953	$—	$119,978,918

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$111,873,463
Gross unrealized appreciation	8,121,052
Gross unrealized depreciation	(15,597)
Net unrealized appreciation (depreciation)	$8,105,455

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,623,362	13,331,291	(15,607,688)	1,346,965

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$955	$1,346,965

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of December 31, 2015, are as follows:

West Virginia	77.3%
Guam	3.4%
Puerto Rico	2.6%
U.S. Virgin Islands	2.3%
New York	2.2%
Michigan	2.0%
Massachusetts	1.7%
Kentucky	1.6%
Illinois	1.5%
Florida	1.3%
Tennessee	1.1%
California	0.7%
Texas	0.6%
Washington	0.5%
Indiana	0.3%
New Jersey	0.1%
Mississippi	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2016

*	Print name and title of each signing officer under his or her signature.